              As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 2-75059
                                                       '40 Act File No. 811-3330

================================================================================


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 33 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 34 [x]


                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on May 1, 2000 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                      Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II


                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

o        American Century VP Balanced
o        American Century VP Income & Growth
o        American Century VP International
o        American Century VP Value

DREYFUS

o        Dreyfus Investment Portfolios - European Equity Portfolio

o        The Dreyfus Socially Responsible Growth Fund, Inc.
o        Dreyfus Stock Index Fund, Inc.

o Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

o        Dreyfus Variable Investment Fund - Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o        VIP Equity-Income Portfolio
o        VIP Growth Portfolio
o        VIP High Income Portfolio*
o        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o        VIP II Asset Manager Portfolio
o        VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o        VIP III Growth Opportunities Portfolio


JANUS ASPEN SERIES
o        Capital Appreciation Portfolio: Service Shares
o        Global Technology Portfolio: Service Shares
o        International Growth Portfolio: Service Shares


MORGAN STANLEY


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)


o        Emerging Markets Debt Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
o        Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
o        Capital Appreciation Fund
o        Government Bond Fund
o        Money Market Fund
o        Total Return Fund

o        Nationwide Mid Cap Index Fund (subadviser:  The Dreyfus Corporation)

o        Nationwide Multi Sector Bond Fund (subadviser: Miller, Anderson &
         Sherrerd, LLP)
o Nationwide Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, and Neuberger Berman, LLC)

o        Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)

o Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.)
o        Nationwide Strategic Growth Fund (subadviser: Strong Capital
         Management, Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        AMT Growth Portfolio
o        AMT Guardian Portfolio
o        AMT Limited Maturity Bond Portfolio
o        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o        Oppenheimer Aggressive Growth Fund/VA

o        Oppenheimer Bond Fund/VA
o        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
o        Oppenheimer Global Securities Fund/VA

o        Oppenheimer Main Street Growth & Income Fund/VA

o        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, "STRONG SPECIAL FUND II, INC.")

VAN ECK WORLDWIDE INSURANCE TRUST
o        Worldwide Bond Fund
o        Worldwide Emerging Markets Fund
o        Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
o        Small Company Growth Portfolio

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN VARIABLE INSURANCE SERIES
o        Growth Fund
o        High Yield Bond Fund

o        U.S. Government/AAA - Rated Securities Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

o        American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
o        Strong Discovery Fund II, Inc.
o        International Stock Fund II


WARBURG PINCUS TRUST


o        Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
         Portfolio)
o        International Equity Portfolio


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 49.

For general information or to obtain FREE copies of the:
o        Statement of Additional Information;

o prospectus, annual report or semi-annual report for any underlying mutual fund; or

o        required Nationwide forms.

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America products can be found at:

                             www.bestofamerica.com

THIS ANNUITY IS NOT:
o        A BANK DEPOSIT
o        FEDERALLY INSURED
o        ENDORSED BY A BANK OR GOVERNMENT AGENCY
o        AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.


CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.


TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.


VARIABLE ACCOUNT- Nationwide Variable Account - II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF CONTRACT EXPENSES......................7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............8

EXAMPLE..........................................11

SYNOPSIS OF THE CONTRACTS........................14

FINANCIAL STATEMENTS.............................15

CONDENSED FINANCIAL INFORMATION..................15

NATIONWIDE LIFE INSURANCE COMPANY................15


NATIONWIDE INVESTMENT SERVICES CORPORATION.......15


TYPES OF CONTRACTS...............................15


     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans


INVESTING IN THE CONTRACT........................17
     The Variable Account and Underlying
        Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS...........................19
     Mortality and Expense Risk Charges
     Contract Maintenance Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................22
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................23
     Minimum Initial and Subsequent Purchase
        Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value

     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfers Requests


RIGHT TO REVOKE..................................26

SURRENDER (REDEMPTION)...........................26

     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

     Surrenders Under a Texas Optional
        Retirement Program or a Louisiana
        Optional Retirement Program
     Surrenders Under a Qualified Contract or
        Tax Sheltered Annuity

LOAN PRIVILEGE...................................28
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................29

CONTRACT OWNER SERVICES..........................29
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................31

ANNUITIZING THE CONTRACT.........................31
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...................................33
     Death of Contract Owner - Non-Qualified
        Contracts
     Death of Annuitant - Non-Qualified
        Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................34
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Qualified Plans
        or Tax Sheltered Annuities
     Required Distributions for Individual
        Retirement Annuities or SEP IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................37
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................41

LEGAL PROCEEDINGS................................42

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..42

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................49

APPENDIX A: OBJECTIVES FOR UNDERLYING
   MUTUAL FUNDS..................................50


APPENDIX B: CONDENSED FINANCIAL INFORMATION......62

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
of purchase payments surrendered).............7%(1)(2)

Range of CDSC over time:
---------------------------------------------------------
  NUMBER OF COMPLETED YEARS FROM            CDSC
     DATE OF PURCHASE PAYMENT            PERCENTAGE
---------------------------------------------------------
                 0                           7%
---------------------------------------------------------
                 1                           6%
---------------------------------------------------------
                 2                           5%
---------------------------------------------------------
                 3                           4%
---------------------------------------------------------
                 4                           3%
---------------------------------------------------------
                 5                           2%
---------------------------------------------------------
                 6                           1%
---------------------------------------------------------
                 7                           0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:


a) up to 10% of each purchase payment made to an IRA issued on or after March 1, 1993; or


b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

a)       10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans due to Internal Revenue Code Restrictions.


(2) For contracts issued prior to December 15, 1988 the CDSC is 5% (as percentage of the lesser of purchase payments or amounts surrendered).

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(3)

VARIABLE ACCOUNT CHARGES(4)
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charges............1.25%
Administration Charge.........................0.05%
     Total Variable Account Charges...........1.30%

(3) The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

(4) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)


--------------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American        0.90%          0.00%          0.00%             0.90%
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       1.00%          0.00%          0.00%             1.00%
Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       0.70%          0.00%          0.00%             0.70%
Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       1.34%          0.00%          0.00%             1.34%
Century VP International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       1.00%          0.00%          0.00%             1.00%
Century VP Value
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - Growth Fund            0.38%          0.01%          0.00%             0.39%
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High Yield Bond        0.50%          0.01%          0.00%             0.51%
Fund
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - U.S.                   0.51%          0.01%          0.00%             0.52%
Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity             1.00%          0.25%          0.00%             1.25%
Portfolio
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          0.75%          0.04%          0.00%             0.79%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              0.25%          0.01%          0.00%             0.26%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation             0.43%          0.35%          0.00%             0.78%
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth & Income          0.75%          0.04%          0.00%             0.79%
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                        0.48%          0.08%          0.00%             0.56%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.58%          0.07%          0.00%             0.65%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          0.58%          0.11%          0.00%             0.69%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             0.73%          0.14%          0.00%             0.87%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                     0.53%          0.09%          0.00%             0.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                      0.58%          0.07%          0.00%             0.65%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.10%          0.00%             0.68%
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:        0.65%          0.04%          0.25%             0.94%
Service Shares
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:           0.65%          0.13%          0.25%             1.03%
Service Shares
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:        0.65%          0.11%          0.25%             1.01%
Service Shares
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              0.60%          0.14%          0.00%             0.74%
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                   0.50%          0.15%          0.00%             0.65%
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      0.39%          0.15%          0.00%             0.54%
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      0.58%          0.14%          0.00%             0.72%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                          0.88%          0.15%          0.00%             1.03%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                      0.75%          0.15%          0.00%             0.90%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                       1.10%          0.20%          0.00%             1.30%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                        0.90%          0.15%          0.00%             1.05%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                          0.98%          0.17%          0.00%             1.15%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                       0.90%          0.10%          0.00%             1.00%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio                       0.84%          0.08%          0.00%             0.92%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     0.85%          0.15%          0.00%             1.00%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond Portfolio        0.65%          0.11%          0.00%             0.76%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     0.80%          0.07%          0.00%             0.87%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            0.66%          0.01%          0.00%             0.67%
Aggressive Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -  Oppenheimer Bond      0.72%          0.01%          0.00%             0.73%
Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            0.68%          0.02%          0.00%             0.70%
Capital Appreciation/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth Fund)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            0.67%          0.02%          0.00%             0.69%
Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main       0.73%          0.05%          0.00%             0.78%
Street Growth & Income Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            0.72%          0.01%          0.00%             0.73%
Multiple Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc. (formerly, Strong          1.00%          0.14%          0.00%             1.14%
Special Fund II, Inc.)
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Strong              1.00%          0.14%          0.00%             1.14%
Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International       1.00%          0.16%          0.00%             1.16%
Stock Fund II
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging          0.45%          0.98%          0.00%             1.43%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund     1.00%          0.22%          0.00%             1.22%
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging      1.00%          0.34%          0.00%             1.34%
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%          0.26%          0.00%             1.26%
Assets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real      0.97%          0.13%          0.00%             1.10%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital          1.07%          0.33%          0.00%             1.40%
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio       1.00%          0.32%          0.00%             1.32%
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth Portfolio       0.90%          0.24%          0.00%             1.14%
--------------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


--------------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - Growth Fund            0.38%          0.04%          0.00%            0.41%
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High Yield Bond        0.50%          0.04%          0.00%            0.54%
Fund
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - U.S.                   0.51%          0.03%          0.00%            0.54%
Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio,                       0.48%          0.09%          0.00%            0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.58%          0.08%          0.00%            0.66%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             0.73%          0.18%          0.00%            0.91%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                     0.53%          0.10%          0.00%            0.63%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                      0.58%          0.09%          0.00%            0.67%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.11%          0.00%            0.69%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                          0.88%          0.86%          0.00%            1.74%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                      0.75%          0.27%          0.00%            1.02%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                       1.10%          1.30%          0.00%            2.40%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                        0.90%          0.37%          0.00%            1.37%
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                       0.90%          0.33%          0.00%            1.23%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging          0.80%          0.98%          0.00%            1.78%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging      1.00%          0.54%          0.00%            1.54%
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real      1.00%          0.13%          0.00%            1.13%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital          1.25%          0.33%          0.00%            1.58%
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
--------------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

In addition, the example reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.




--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        94     117    151     265      24    72     124     265      *     72     124     265
Portfolios, Inc. - American
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     121    156     276      25    76     129     276      *     76     129     276
Portfolios, Inc. - American
Century VP Capital
Appreciation
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        91     111    140     244      21    66     113     244      *     66     113     244
Portfolios, Inc. - American
Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        98     131    174     311      28    86     147     311      *     86     147     311
Portfolios, Inc. - American
Century VP International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     121    156     276      25    76     129     276      *     76     129     276
Portfolios, Inc. - American
Century VP Value
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      88     101    124     210      18    56      97     210      *     56      97     210
Series - Growth Fund
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      89     105    130     223      19    60     103     223      *     60     103     223
Series - High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      90     105    131     224      20    60     104     224      *     60     104     224
Series - U.S. Government/AAA
- Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    97     128    169     302      27    83     142     302      *     83     142     302
- European Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             92     114    145     254      22    69     118     254      *     69     118     254
Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.   87      97    117     195      17    52      90     195      *     52      90     195
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      92     114    145     253      22    69     118     253      *     69     118     253
Fund - Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      92     114    145     254      22    69     118     254      *     69     118     254
Fund - Growth & Income
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income       90     107    133     229      20    62     106     229            62     106     229
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio    91     110    138     239      21    65     111     239      *     65     111     239
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income         91     111    140     243      21    66     113     243      *     66     113     243
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas            93     116    149     262      23    71     122     262      *     71     122     262
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager    91     109    136     235      21    64     109     235      *     64     109     235
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)    91     110    138     239      21    65     111     239      *     65     111     239
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth          91     110    139     242      21    65     112     242      *     65     112     242
Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital     91     111    140     243      21    66     113     243      *     66     113     243
Appreciation Portfolio:
Service Shares
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global      92     114    145     253      22    69     118     253      *     69     118     253
Technology Portfolio: Service
Shares
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             92     113    144     250      22    68     117     250      *     68     117     250
International Growth
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund   92     112    143     248      22    67     116     248      *     67     116     248
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund        91     110    138     239      21    65     111     239      *     65     111     239
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund           90     106    132     227      20    61     105     227      *     61     105     227
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           92     112    141     246      22    67     114     246      *     67     114     246
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index    95     122    158     279      25    77     131     279      *     77     131     279
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector     94     117    151     265      24    72     124     265      *     72     124     265
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        98     130    172     307      28    85     145     307      *     85     145     307
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        95     122    159     281      25    77     132     281      *     77     132     281
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company    96     125    164     291      26    80     137     291      *     80     137     291
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic        95     121    156     276      25    76     129     276      *     76     129     276
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth      94     118    152     267      24    73     125     264      *     73     125     267
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian    95     121    156     276      25    76     129     276      *     76     129     276
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited     92     113    144     250      22    68     117     250      *     68     117     250
Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners    93     116    149     262      23    71     122     262      *     71     122     262
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     110    139     241      21    65     112     241      *     65     112     241
Funds - Oppenheimer
Aggressive Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     112    142     247      22    67     115     247      *     67     115     247
Funds - Oppenheimer Bond
Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     111    140     244      21    66     113     244      *     66     113     244
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Growth Fund)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     111    140     243      21    66     113     243      *     66     113     243
Funds - Oppenheimer Global
Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     114    145     253      22    69     118     253      *     69     118     253
Funds - Oppenheimer Main
Street Growth & Income Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     112    142     248      22    67     115     248      *     67     115     248
Funds - Oppenheimer Multiple
Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,      96     125    164     290      26    80     137     290      *     80     137     290
Inc. (formerly, Strong
Special Fund II, Inc.)
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        96     125    164     290      26    80     137     290      *     80     137     290
Funds, Inc. - Strong
Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        96     126    165     292      26    81     138     292      *     81     138     292
Funds, Inc. - International
Stock Fund II
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      99     134    179     320      29    89     152     320      *     89     152     320
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      97     128    168     299      27    83     141     299      *     83     141     299
Trust - Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      98     131    174     311      28    86     147     311      *     86     147     311
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      97     129    170     303      27    84     143     303      *     84     143     303
Trust - Worldwide Hard Assets
Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       96     124    162     286      26    79     135     286      *     79     135     286
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -           99     133    177     317      29    88     150     317      *     88     150     317
Global Post-Venture Capital
Portfolio (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -           98     131    173     309      28    86     146     309      *     86     146     309
International Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small     96     125    164     290      26    80     137     290      *     80     137     290
Company Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.


The contracts can be categorized as either:


o        Non-Qualified;
o        Individual Retirement Annuities;
o        SEP IRAs;
o        Roth IRAs;

o        Tax Sheltered Annuities; or

o        Qualified.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                                             MINIMUM
     CONTRACT        MINIMUM INITIAL       SUBSEQUENT
       TYPE          PURCHASE PAYMENT       PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $10
---------------------------------------------------------
IRA                         $0                $10
---------------------------------------------------------
Roth IRA                    $0                $10
---------------------------------------------------------
SEP IRA                     $0                $10
---------------------------------------------------------
Tax Sheltered               $0                $10
Annuity
---------------------------------------------------------
Qualified                   $0                $10
---------------------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.


Nationwide deducts an Administrative Charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.


Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

--------------------------------------------------------------------------------
       AMOUNT         TYPE OF CONTRACT ISSUED
--------------------------------------------------------------------------------
       $30.00         -Non-Qualified Contracts
                      -Individual Retirement Annuities
                      -Roth IRAs
                      -Tax Sheltered Annuities (sold prior to December 17, 1990)
                      -Qualified Contracts (issued pursuant to a 401 plan prior
                       to January 14, 1991).
--------------------------------------------------------------------------------
       $12.00         -Tax Sheltered Annuity Contracts issued on or after
                       December 17, 1990 and before August 1, 1994.
--------------------------------------------------------------------------------
   $0.00 to $30.00    -Qualified Contracts issued on or after January 14, 1991
                       and before August 1, 1994.
--------------------------------------------------------------------------------
   $0.00 to $12.00    -Qualified Contracts (sold on or after August 1, 1994).
                      -SEP IRAs
                      -Tax Sheltered Annuity Contracts (sold on or after
                       August 1, 1994).
--------------------------------------------------------------------------------

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

(1)      5% of the amount surrendered; or

(2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy certain requirements:

o        minimum participation rules;

o        top-heavy contribution rules;

o        nondiscriminatory allocation rules; and

o        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)     further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. Contract Maintenance Charges are as follows:

--------------------------------------------------------------------------------
MAINTENANCE CHARGE                        CONTRACT TYPE
--------------------------------------------------------------------------------
                    - Non-Qualified Contracts
$30.00              - Individual Retirement Annuities
                    - Roth IRAs
                    - Tax Sheltered Annuities (sold prior to December 17, 1990)
                    - Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991).(1)
--------------------------------------------------------------------------------
$12.00              - Tax Sheltered Annuity Contracts issued on or after
                      December 17, 1990 and before August 1, 1994.(2)
--------------------------------------------------------------------------------
$0.00 to $30.00     - Qualified Contracts issued on or after January 14, 1991
                      and before August 1, 1994.(3)
--------------------------------------------------------------------------------
$0.00 to $30.00(4)  - Qualified Contracts (sold on or after August 1, 1994)
                    - SEP IRAs
                    - Tax Sheltered Annuity Contracts (sold on or after
                      August 1, 1994).
--------------------------------------------------------------------------------


The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.


Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

(1) Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

(2) This charge may be lowered to reflect savings in administration of the contracts.

(3) Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

(4) The amount of the charge is determined based on Nationwide's underwriting guidelines.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The mortality risk charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.


The Expense Risk Charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE


Nationwide deducts an Administration Charge equal to 0.05% of the daily net asset of the variable account. The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.


If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.


The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).


The CDSC applies to contracts issued on or after December 15, 1988 as follows:

---------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
---------------------------------------------------------
             0                            7%
---------------------------------------------------------
             1                            6%
---------------------------------------------------------
             2                            5%
---------------------------------------------------------
             3                            4%
---------------------------------------------------------
             4                            3%
---------------------------------------------------------
             5                            2%
---------------------------------------------------------
             6                            1%
---------------------------------------------------------
             7                            0%
---------------------------------------------------------


For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:


(1)      5% of the amount surrendered; or

(2) 5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.


All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:


a)       10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.


This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

  1) upon the annuitization of contracts which have been in force for at least two years;

  2)     upon payment of a death benefit; or

  3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of a) or b), where:

  a) is the amount which would otherwise be available for withdrawal without a CDSC; and

  b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

  a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

  b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

  c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

  d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

  e)     the plan participant dies; or

  f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

  1)     the time the contract is surrendered;

  2)     annuitization; or

  3)     such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  o      on a Nationwide form;

  o      signed by the contract owner; and

  o      received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

  o the exercise of any ownership right in the contract will require a written request signed by both joint owners;

  o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

  o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be change prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT
MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE              PURCHASE          SUBSEQUENT
                         PAYMENT            PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $10
---------------------------------------------------------
IRA                         $0                $10
---------------------------------------------------------
Roth IRA                    $0                $10
---------------------------------------------------------
SEP IRA                     $0                $10
---------------------------------------------------------
Tax Sheltered Annuity       $0                $10
---------------------------------------------------------
Qualified                   $0                $10
---------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                 o        Independence Day
o        Martin Luther King, Jr. Day    o        Labor Day
o        Presidents' Day                o        Thanksgiving
o        Good Friday                    o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

  1)     trading on the New York Stock Exchange is restricted;

  2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.


If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

  1) the value of amounts allocated to the sub-accounts of the variable account;

  2)     and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)      is:

         1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


         2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);


(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

  1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

  2)     adding any interest earned on the amounts allocated.


TRANSFERS PRIOR TO ANNUITIZATION


Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Variable account allocations may be transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 25% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation date.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers between the fixed account and the variable account are prohibited.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)       the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, a Contract Maintenance Charge, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o        the participant dies;

o        the participant retires;

o        the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.       The surrender limitations described in Section A also apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------------------------------------------------

---------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------------------------------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE


Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  o      the contract is surrendered;

  o      the contract owner/annuitant dies;

  o the contract owner who is not the annuitant dies prior to annuitization; or

  o      annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the NSAT Government Bond Fund, the NSAT Money Market Fund and the Neuberger Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.


A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

  1) 10% of all purchase payments made to the contract as of the withdrawal date; or

  2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

  1)     an annuity payment option; and

  2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

  o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

  o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP

IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

1)       proper proof of the annuitant's death;

2)       an election specifying the distribution method; and

3)       any state required form(s).

The beneficiary may elect to receive the death benefit:

1)       in a lump sum;

2)       as an annuity; or

3)       in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

         1)       the contract value; or

         2) the sum of all purchase payments, less an adjustment for amounts surrendered.

         The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued prior to May 1, 1998 or the date prior to which state insurance authorities approved applicable contract modifications:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

         1)       the contract value; or

         2) the sum of all purchase payments, less any amounts surrendered.

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

         b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

  a) the death of the annuitant will be treated as the death of a contract owner;

  b) any change of annuitant will be treated as the death of a contract owner; and

  c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Distributions from Qualified Contracts or Tax Sheltered Annuities will be made according to the ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

  a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

  b)     the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

  a)     the annuitant's life expectancy, or if applicable;

  b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

  a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

  b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS OR SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

  a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or


         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

Simplified Employee Pensions (SEPS) and Salary Reduction Simplified Employee Pensions (SAR SEPS), described in Internal Revenue Code Section 408(k) are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS


FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o        the type of contract purchased;

o        the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o        IRAs;

o        SEP IRAs;

o        Roth IRAs;

o        Tax Sheltered Annuities; and

o        Non-Qualified Contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o        it is made on or after the date on which the contract owner attains age
         59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o        it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o        the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o        is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2)     provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  o      a transfer of the contract from one contract owner to another; or

  o      a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o        the failure to diversify was accidental;

o        the failure is corrected; and

o        a fine is paid to the Internal Revenue Service.


The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o        statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  o      precious metals;
  o      real estate;
  o      stocks and bonds;
  o      closed-end funds;
  o      bank money market deposit accounts and passbook savings;
  o      CDs; and
  o      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  o      S&P 500;
  o      Shearson/Lehman Intermediate Government/Corporate Bond Index;
  o      Shearson/Lehman Long-Term Government/Corporate Bond Index;
  o      Donoghue Money Fund Average;
  o      U.S. Treasury Note Index;
  o      Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  o      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  o      Lipper Analytical Services, Inc.;
  o      CDA/Wiesenberger;
  o      Morningstar;
  o      Donoghue's;
  o      magazines such as:
         =>        Money;
         =>        Forbes;
         =>        Kiplinger's Personal Finance Magazine;
         =>        Financial World;
         =>        Consumer Reports;
         =>        Business Week;
         =>        Time;
         =>        Newsweek;
         =>        National Underwriter; and
         =>        News and World Report;
  o      LIMRA;
  o      Value;
  o      Best's Agent Guide;
  o      Western Annuity Guide;
  o      Comparative Annuity Reports;
  o      Wall Street Journal;
  o      Barron's;
  o      Investor's Daily;
  o      Standard & Poor's Outlook; and
  o      Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                        SUB-ACCOUNT PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in  Available in
                                              1 Year To      5 Years To     Variable Account   the Variable
            Sub-Account Options                12/31/99       12/31/99         To 12/31/99        Account
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.       -1.37%          10.69%           6.90%          05-01-92
- American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.       52.39%           9.71%           7.52%          12-01-87
- American Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.        6.49%             N/A           8.30%          05-01-98
- American Century Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.       51.92%          19.87%          15.98%          08-01-94
- American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -11.78%             N/A           3.65%          12-23-96
- American Century VP Value
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series -             45.58%          29.18%          17.61%          10-20-89
Growth Fund
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High        -5.58%           6.19%           6.62%          10-20-89
Yield Bond Fund
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - US         -11.48%           2.20%           3.31%          10-20-89
Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth          18.39%          24.75%          19.72%          10-01-93
Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                    9.04%          24.23%          17.90%          09-20-93
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -                0.01%             N/A          10.91%          07-14-97
Appreciation Portfolio (formerly, Dreyfus
Variable Investment Fund - Capital
Appreciation Portfolio)
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                       5.37%             N/A           8.40%          12-23-96
Fund - Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             -5.05%          14.67%          10.74%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    25.65%          25.74%          16.21%          12-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               -3.25%           6.57%           8.99%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  30.77%          12.86%           7.15%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          -0.35%          11.38%           9.56%          09-01-89
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio           12.64%             N/A          20.21%          07-03-95
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities            -7.08%             N/A           9.12%          07-14-97
Portfolio
-------------------------------------------------------------------------------------------------------------
NSAT - Capital Appreciation Fund                 -7.07%          20.50%          13.72%          05-01-92
-------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                     -13.15%           2.97%           3.88%          11-15-82
-------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                         -6.51%           0.40%           0.75%          02-25-82
-------------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund                         -4.45%          16.85%          11.08%          11-15-82
-------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund           16.18%             N/A          -2.77%          05-01-98
-------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund             32.15%             N/A          18.27%          10-23-95
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in    Added to
                                              1 Year To      5 Years To     Variable Account     Variable
            Sub-Account Options               12/31/99        12/31/99         To 12/31/99        Account
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT -                          38.44%           22.26%          11.60%          12-01-87
Growth Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT -                           3.44%              N/A          -3.91%          05-01-98
Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT -                          -9.64%            0.81%           1.83%          12-01-87
Limited Maturity Bond Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT -                          -4.03%           17.23%          15.23%          08-01-94
Partners Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           -12.39%            2.57%           3.98%          09-01-89
Oppenheimer Bond Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            29.82%              N/A          21.51%          07-14-97
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Growth Fund)
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            46.43%           17.11%          15.06%          10-01-93
Oppenheimer Global Securities Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.35%           10.18%           6.96%          09-01-89
Oppenheimer Multiple Strategies Fund/VA
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                23.16%           19.27%          17.33%          05-08-92
(formerly, Strong Special Fund II, Inc.)
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -         -6.28%            7.12%           6.63%          05-08-92
Strong Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -         74.77%              N/A           8.25%          10-23-95
International Stock II
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -       17.70%              N/A         -10.75%          07-14-97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt
Portfolio)
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -            -18.18%            0.44%           1.47%          09-01-89
Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             87.69%              N/A          -2.24%          12-23-96
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              9.43%           -3.35%          -1.57%          09-01-89
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan      -14.09%              N/A           6.14%          07-03-95
Stanley Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture      51.38%              N/A          19.36%          12-23-96
Capital Portfolio (formerly, Warburg
Pincus Trust - Post-Venture Capital
Portfolio)
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International            41.44%              N/A           9.65%          07-03-95
Equity Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company            56.88%              N/A          20.13%          07-03-95
Growth Portfolio
-------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURN


--------------------------------------------------------------------------------------------------------------
                                                                                 10 Years To
                                                  1 Year To      5 Years To      12/31/99 or     Date Fund
              Sub-Account Options                 12/31/99        12/31/99      Life of Fund     Effective
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -        8.33%           13.21%            9.97%       05-01-91
American Century VP Balanced
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       62.09%           12.58%            9.73%       11-20-87
American Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       16.19%              N/A           22.66%       10-30-97
American Century Income & Growth
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       61.62%           22.44%           18.21%       05-01-94
American Century VP International
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       -2.44%              N/A            9.39%       05-01-96
American Century VP Value
--------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - Growth        55.28%           31.30%           19.58%       02-08-84
Fund
--------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High           4.12%            8.82%            8.60%       02-08-84
Yield Bond Fund
--------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - US            -2.12%            5.14%            5.55%       11-19-85
Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,      28.09%           26.80%           22.23%       10-06-93
Inc.
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                     18.74%           26.22%           15.96%       09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -                  9.71%           23.71%           18.28%       04-05-93
Appreciation Portfolio (formerly, Dreyfus
Variable Investment Fund - Capital
Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                        15.07%           22.31%           18.76%       05-02-94
Fund - Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                4.65%           16.87%           12.79%       10-09-86
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      35.35%           27.85%           18.18%       10-09-86
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                  6.45%            9.18%           10.79%       09-19-85
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                    40.47%           15.59%            9.72%       01-28-87
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio             9.35%           13.89%           11.49%       09-06-89
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund (R) Portfolio           22.34%              N/A           25.90%       01-03-95
--------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities               2.62%              N/A           19.77%       01-03-95
Portfolio
--------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                      2.62%           22.55%           15.52%       04-15-92
--------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                          -3.92%            5.82%            6.05%       11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                              3.19%            3.58%            3.38%       11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                              5.25%           19.01%           13.09%       11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value                    25.88%              N/A            7.69%       10/31/97
--------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                 41.85%              N/A           21.33%       10-23-95
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio              48.14%           24.51%           13.88%       09-10-84
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio            13.14%              N/A           22.01%       11-03-97
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                 10 Years To
                                                   1 Year To      5 Years To     12/31/99 or     Date Fund
             Sub-Account Options                   12/31/99        12/31/99     Life of Fund     Effective
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                                 -0.14%         3.88%             4.24%       09-10-84
Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                                  5.67%        19.27%            15.73%       03-22-94
Partners Portfolio
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 -3.10%         5.45%             6.14%       04-30-85
Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 39.52%        28.78%            16.71%       04-03-85
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account Funds
- Oppenheimer Growth Fund)
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 56.13%        19.83%            15.02%       11-20-90
Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 10.05%        12.68%             9.17%       02-09-87
Oppenheimer Multiple Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc. (formerly,          32.86%        21.54%            19.25%       05-08-92
Strong Special Fund II, Inc.)
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -               3.42%         9.68%             8.87%       05-08-92
Strong Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -              84.47%           N/A            12.34%       10-20-95
International Stock Fund II
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -            27.40%           N/A            -4.33%       06-16-97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        -9.32%         3.43%             3.83%       09-01-89
Bond Fund
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        97.39%           N/A             8.15%       12-27-95
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        19.13%        -0.12%             1.43%       09-01-89
Hard Assets Fund
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan            -4.93%           N/A             9.01%       07-03-95
Stanley Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture           61.08%           N/A            20.45%       09-30-96
Capital Portfolio (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity          51.14%           N/A            13.03%       06-30-95
Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth          66.58%           N/A            22.86%       06-30-95
Portfolio
--------------------------------------------------------------------------------------------------------------

The Dreyfus Investment Portfolios - European Equity Portfolio, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio: Service Shares, NSAT Nationwide Mid Cap Index Fund, NSAT Nationwide Multi Sector Bond Fund, NSAT Nationwide Small Cap Growth Fund, NSAT Nationwide Strategic Growth Fund, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA, and the Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA were added May 1, 2000. Therefore, no sub-account performance is available for these funds.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO

     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)


     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

     VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities.

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO

     Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF") an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND

     Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND

     Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND

     Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

     SUBADVISED FUNDS


       NATIONWIDE MID CAP INDEX FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE MULTI SECTOR BOND FUND

       Subadviser:  Miller, Anderson & Sherrerd, LLP

       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE SMALL CAP GROWTH FUND

       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.

       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.


       NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       NATIONWIDE SMALL COMPANY FUND


       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.

       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the investment manager hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE STRATEGIC GROWTH FUND

       Subadviser:  Strong Capital Management Inc.

       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The

       Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of Neuberger Berman AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

     AMT GROWTH PORTFOLIO

     Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


     OPPENHEIMER BOND FUND/VA

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.


     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND

     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST


The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.


     STRONG DISCOVERY FUND II, INC.


     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II

     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO)

     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.


     INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

     GROWTH FUND

     Investment Objective: To provide growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

     HIGH YIELD BOND FUND

     Investment Objective: Seeks high current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments on lower yielding fixed income securities.

     U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Advisor).

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.


----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           18.677491        20.288854           8.63%          2,993,387      1999
Portfolios, Inc. - American   ----------------------------------------------------------------------------------
Century VP Balanced - Q             16.345418        18.677491          14.27%          3,311,879      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.300170        16.345418          14.30%          3,321,528      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    12.912980        14.300170          10.74%          3,254,121      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.801286        12.912980          19.55%          2,978,792      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.876699        10.801286          -0.69%          2,670,990      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.232829        10.876699           6.29%          2,039,118      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.232829           2.33%          1,233,110      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           18.677491        20.288854           8.63%          2,262,657      1999
Portfolios, Inc. - American   ---------------- ---------------- ----------------- ------------------ -----------
Century VP Balanced - NQ            16.345418        18.677491          14.27%          2,684,128      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.300170        16.345418          14.30%          2,535,285      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    12.912980        14.300170          10.74%          2,577,277      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.801286        12.912980          19.55%          2,471,621      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.876699        10.801286          -0.69%          2,324,933      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.232829        10.876699           6.29%          2,073,593      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.232829           2.33%          1,301,248      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           21.832994        35.454211          62.39%          4,817,273      1999
Portfolios, Inc. - American   ---------------- ---------------- ----------------- ------------------ -----------
Century VP Capital                  22.608168        21.832994          -3.43%          5,691,252      1998
Appreciation - Q
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    23.677551        22.608168          -4.52%          7,405,239      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    25.074858        23.677551          -5.57%          9,324,052      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    19.378026        25.074858          29.40%          9,867,412      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    19.864882        19.378026          -2.45%          9,394,094      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.244594        19.864882           8.88%          8,366,010      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.736465        18.244594          -2.63%          7,578,213      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.379768        18.736465          40.04%          4,222,602      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.732668        13.379768          -2.57%          1,954,531      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           21.832994        35.454211          62.39%          3,045,420      1999
Portfolios , Inc. - American  ---------------- ---------------- ----------------- ------------------ -----------
Century VP Capital                  22.608168        21.832994          -3.43%          3,199,790      1998
Appreciation - NQ
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    23.677551        22.608168          -4.52%          4,340,405      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    25.074858        23.677551          -5.57%          6,231,979      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    19.378026        25.074858          29.40%          7,570,906      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    19.864882        19.378026          -2.45%          7,577,109      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.244594        19.864882           8.88%          7,513,748      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.736465        18.244594          -2.63%          8,116,485      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.379768        18.736465          40.04%          5,428,104      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.732668        13.379768          -2.57%          2,629,880      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           10.825822        12.610627          16.49%          1,943,758      1999
Portfolios, Inc. - American   ---------------- ---------------- ----------------- ------------------ -----------
Century VP Income & Growth - Q      10.000000        10.825822           8.26%            851,923      1998***
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           10.825822        12.610627          16.49%          1,542,249      1999
Portfolios, Inc. - American   ----------------------------------------------------------------------------------
Century VP Income & Growth - NQ     10.000000        10.825822           8.26%          1,195,005      1998***
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           16.121219        26.102697          61.92%          4,788,991      1999
Portfolios, Inc. - American   ---------------- ---------------- ----------------- ------------------ -----------
Century VP International - Q        13.753336        16.121219          17.22%          4,804,748      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.745639        13.753336          17.09%          3,513,167      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.402550        11.745639          12.91%          2,194,705      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                     9.392316        10.402550          10.76%          1,565,354      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.392316          -6.08%            688,372      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           16.121219        26.102697          61.92%          3,629,927      1999
Portfolios, Inc. - American   ---------------- ---------------- ----------------- ------------------ -----------
Century VP International - NQ       13.753336        16.121219          17.22%          3,904,415      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.745639        13.753336          17.09%          2,814,767      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.402550        11.745639          12.91%          1,758,586      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                     9.392316        10.402550          10.76%          1,498,305      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.392316          -6.08%            845,551      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           13.057214        12.777944          -2.14%          1,174,368      1999
Portfolio, Inc. - American    ---------------- ---------------- ----------------- ------------------ -----------
Century VP Value - Q                12.621843        13.057214           3.45%          1,289,505      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.142565        12.621843          24.44%          1,153,698      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.142565           1.43%             12,933      1996*
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Century Variable           13.057214        12.777944          -2.14%            817,538      1999
Portfolio, Inc. - American    ---------------- ---------------- ----------------- ------------------ -----------
Century VP Value - NQ               12.621843        13.057214           3.45%          1,042,979      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.142565        12.621843          24.44%          1,177,685      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.142565           1.43%             77,276      1996*
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         42.056137        65.428997          55.58%            329,837      1999
Series - Growth Fund - Q(1)
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    31.433956        42.056137          33.79%            371,663      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    24.479182        31.433956          28.41%            425,839      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    21.880052        24.479182          11.88%            486,423      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.632869        21.880052          31.55%            533,382      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.767635        16.632869          -0.80%            568,831      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.603954        16.767635          14.82%            614,673      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.356752        14.603954           9.34%            630,618      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.154286        13.356752          31.54%            637,666      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.758820        10.154286          -5.62%            612,309      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         42.056137        65.428997          55.58%            305,636      1999
Series - Growth Fund - NQ(1)
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    31.433956        42.056137          33.79%            368,482      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    24.479182        31.433956          28.41%            417,659      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    21.880052        24.479182          11.88%            471,250      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.632869        21.880052          31.55%            544,338      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.767635        16.632869          -0.80%            538,005      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.603954        16.767635          14.82%            573,448      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    13.356752        14.603954           9.34%            658,355      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.154286        13.356752          31.54%            675,796      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    10.758820        10.154286          -5.62%            709,255      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

(1) On October 20, 1989, Nationwide substituted shares of the American Variable Insurance Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.


----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         25.475118        26.601827           4.42%             52,930      1999
Series - High Yield           ---------------- ---------------- ----------------- ------------------ -----------
Bond Fund - Q(1)                    25.696356        25.475118          -0.86%             62,435      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    23.160826        25.696356          10.95%             79,449      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    20.729452        23.160826          11.73%             74,769      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    17.247186        20.729452          20.19%             74,984      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.696382        17.247186          -7.75%             90,073      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.269615        18.696382          14.92%             97,302      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.656040        16.269615          11.01%             96,741      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.731211        14.656040          24.93%            104,317      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.446666        11.731211           2.49%             91,778      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         25.475118        26.601827           4.42%             25,649      1999
Series - High Yield           ---------------- ---------------- ----------------- ------------------ -----------
Bond Fund - NQ(1)                   25.696356        25.475118          -0.86%             38,541      1998
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    23.160826        25.696356          10.95%             44,445      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    20.729452        23.160826          11.73%             53,096      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    17.247186        20.729452          20.19%             65,007      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.696382        17.247186          -7.75%             63,653      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.269615        18.696382          14.92%             90,260      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.656040        16.269615          11.01%             85,512      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.731211        14.656040          24.93%             93,543      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.446666        11.731211           2.49%             84,258      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         21.026607        20.644287          -1.82%             61,401      1999
Series - U.S.                 ---------------- ---------------- ----------------- ------------------ -----------
Government/AAA-Rated                19.60955         21.026607           6.78%            129,959      1998
Securities Fund - Q(1)
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.395431        19.690955           7.04%            146,543      1997
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    18.077072        18.395431           1.76%            183,087      1996
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    15.872495        18.077072          13.89%            315,331      1995
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    16.810323        15.872495          -5.58%            346,442      1994
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    15.319654        16.810323           9.73%            414,364      1993
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    14.425067        15.319654           6.20%            396,892      1992
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    12.605067        14.425067          14.44%            436,968      1991
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
                                    11.780016        12.605067           7.00%            457,802      1990
----------------------------- ---------------- ---------------- ----------------- ------------------ -----------

----------------------------- ---------------- ---------------- ----------------- ------------------ -----------
American Variable Insurance         21.026607        20.644287          -1.82%            107,804      1999
Series - U.S.                 ---------------- ---------------- ----------------- ------------------ -----------
Government/AAA-Rated                19.026607        21.026607           6.78%             81,141      1998
Securities Fund - NQ(1)
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     18.395431        19.690955           7.04%            111,728      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     18.077072        18.395431           1.76%            149,634      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     15.872495        18.077072          13.89%            238,614      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     16.810323        15.872495          -5.58%            272,776      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     15.319654        16.810323           9.73%            365,338      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     14.425067        15.319654           6.20%            447,387      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     12.605067        14.425067          14.44%            496,734      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     11.780016        12.605067           7.00%            528,128      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------


(1) On October 20, 1989, Nationwide substituted shares of the American Variable Insurance Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
The Dreyfus Socially                 27.580026        35.410022          28.39%          4,030,454      1999
Responsible Growth             ---------------- ---------------- ----------------- ------------------ -----------
Fund, Inc. - Q                       21.597400        27.580026          27.70%          3,208,339      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     17.037112        21.597400          26.77%          2,568,412      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     14.239508        17.037112          19.65%          1,552,615      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.721141        14.239508          32.82%            640,387      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.702195        10.721141           0.18%            301,426      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.702195           7.02%             32,265      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
The Dreyfus Socially                 27.580026        35.410022          28.39%          1,978,560      1999
Responsible Growth             ---------------- ---------------- ----------------- ------------------ -----------
Fund, Inc. - NQ                      21.597400        27.580026          27.70%          1,734,954      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     17.037112        21.597400          26.77%          1,595,569      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     14.239508        17.037112          19.65%          1,190,421      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.721141        14.239508          32.82%            421,093      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.702195        10.721141           0.18%            263,764      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.702195           7.02%             48,396      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Stock Index                  27.352140        32.559249          19.04%         17,799,123      1999
Fund, Inc. - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     21.614298        27.352140          26.55%         16,760,500      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     16.470432        21.614298          31.23%         12,220,119      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     13.619180        16.470432          20.94%          7,592,255      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.087774        13.619180          35.01%          3,284,707      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.130946        10.087774          -0.43%            539,188      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.130946           1.31%            114,256      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Stock Index                  27.352140        32.559249          19.04%         11,325,336      1999
Fund, Inc. - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     21.614298        27.352140          26.55%         11,496,653      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     16.470432        21.614298          31.23%          9,791,828      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     13.619180        16.470432          20.94%          6,210,747      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.087774        13.619180          35.01%          2,805,145      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.130946        10.087774          -0.43%            418,990      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.130946           1.31%             53,556      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Variable Investment          13.099410        14.410358          10.01%          3,922,324      1999
Fund - Appreciation            ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - Q(1)                     10.192063        13.099410          28.53%          3,218,773      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.192063           1.92%            160,444      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Variable Investment          13.099410        14.410358          10.01%          3,038,562      1999
Fund - Appreciation            ---------------- ---------------- ----------------- ------------------ -----------
Portfolio  - NQ(1)                   10.192063        13.099410          28.53%          3,158,512      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000        10.192063           1.92%            195,833      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Variable Investment          12.641927        14.584456          15.37%          1,570,276      1999
Fund - Growth & Income         ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - Q                        11.455116        12.641927          10.36%          1,530,286      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                      9.986925        11.455116          14.70%            948,045      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000         9.986925          -0.13%             15,022      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Dreyfus Variable Investment          12.641927        14.584456          15.37%            868,629      1999
Fund - Growth & Income         ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - NQ                       11.455166        12.641927          10.36%          1,010,647      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                      9.986925        11.455166          14.70%            850,450      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.000000         9.986925          -0.13%              2,643      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Equity-Income           39.068090        41.001029           4.95%         19,571,229      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     35.459509        39.068090          10.18%         23,119,147      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     28.043676        35.459509          26.44%         23,984,214      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     24.863579        28.043676          12.79%         23,565,494      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     18.646331        24.863579          33.34%         21,482,777      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     17.644458        18.646331           5.68%         15,283,540      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     15.123262        17.644458          16.67%         10,828,747      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     13.099125        15.123262          15.45%          6,712,294      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.095775        13.099125          29.75%          4,458,956      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     12.075648        10.095775         -16.40%          3,063,355      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Equity-Income           39.068090        41.001029           4.95%         13,729,592      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     35.459509        39.068090          10.18%         17,190,931      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     28.043676        35.459509          26.44%         19,527,927      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     24.863579        28.043676          12.79%         20,058,276      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     18.646331        24.863579          33.34%         21,094,657      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     17.644458        18.646331           5.68%         15,217,260      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     15.123262        17.644458          16.67%         11,195,669      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     13.099125        15.123262          15.45%          6,754,475      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     10.095775        13.099125          29.75%          4,614,322      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     12.075648        10.095775         -16.40%          3,627,225      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Growth                  64.597153        87.627336          35.65%         17,654,023      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     46.918894        64.597153          37.68%         17,523,628      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     38.497038        46.918894          21.88%         17,382,123      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     34.006052        38.497038          13.21%         17,849,804      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     25.451479        34.006052          33.61%         15,252,906      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     25.790764        25.451479          -1.32%         11,689,858      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     21.890060        25.790764          17.82%          8,260,724      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     20.287900        21.890060           7.90%          5,747,021      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     14.125398        20.287900          43.63%          3,088,464      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     16.214983        14.125398         -12.89%          1,245,106      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Growth                  64.597153        87.627336          35.65%         10,898,528      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     46.918894        64.597153          37.68%         11,328,287      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     38.497038        46.918894          21.88%         11,857,821      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     34.006052        38.497038          13.21%         13,715,597      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     25.451479        34.006052          33.61%         13,813,237      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     25.790764        25.451479          -1.32%         10,492,508      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     21.890060        25.790764          17.82%          8,788,434      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     20.287900        21.890060           7.90%          6,695,765      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     14.125398        20.287900          43.63%          4,003,764      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     16.214983        14.125398         -12.89%          2,190,071      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP High Income            26.926873        28.744305           6.75%          5,005,619      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    28.515871        26.926873          -5.57%          6,464,105      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.553550        28.515871          16.14%          6,886,178      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.817076        24.553550          12.54%          7,274,256      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.327364        21.817076          19.04%          6,464,833      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.859652        18.327364          -2.82%          4,924,388      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.855840        18.859652          18.94%          4,044,756      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.055215        15.855840          21.45%          1,837,635      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.778064        13.055215          33.52%            669,289      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.147625         9.778064          -3.64%            277,945      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP High Income            26.926873        28.744305           6.75%          4,973,296      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    28.926873        26.926873          -5.57%          6,457,997      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.553550        28.515871          16.14%          8,097,358      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.817076        24.553550          12.54%          8,722,126      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.327364        21.817076          19.04%          7,993,534      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.859652        18.327364          -2.82%          6,177,851      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.855840        18.859652          18.94%          5,307,509      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.055215        15.855840          21.45%          2,645,096      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.778064        13.055215          33.52%          1,098,412      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.147625         9.778064          -3.64%            425,270      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Overseas               20.307878        28.588402          40.77%          9,748,843      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.248482        20.307878          11.29%         11,283,013      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.573676        18.248482          10.11%         12,793,113      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.832631        16.573676          11.74%         13,781,464      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.701507        14.832631           8.26%         14,272,080      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.646118        13.701507           0.41%         15,065,853      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.074553        13.646118          35.45%         11,518,590      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.432117        10.074553         -11.88%          5,381,715      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.707951        11.432117           6.76%          3,095,641      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.042233        10.707951          -3.03%          1,715,341      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP Overseas               20.307878        28.588402          40.77%          7,678,932      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.248482        20.307878          11.29%          9,318,467      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.573676        18.248482          10.11%         11,023,038      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.832631        16.573676          11.74%         12,840,712      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.701507        14.832631           8.26%         14,672,390      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.646118        13.701507           0.41%         17,550,925      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.074553        13.646118          35.45%         14,793,318      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.432117        10.074553         -11.88%          5,341,001      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.707951        11.432117           6.76%          3,211,265      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.042233        10.707951          -3.03%          1,989,713      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP II Asset Manager       27.616728        30.281181           9.65%         15,977,617      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.319958        27.616728          13.56%         18,785,187      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    20.422622        24.319958          19.08%         20,417,818      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.056027        20.422622          13.11%         21,570,235      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.641016        18.056027          15.44%         22,704,319      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.874276        15.641016          -7.31%         24,788,850      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.123234        16.874276          19.48%         17,438,762      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.789976        14.123234          10.42%          6,977,842      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.572963        12.789976          20.97%          2,513,661      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.028081        10.572963           5.43%            729,271      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP II Asset Manager       27.616728        30.281181           9.65%          8,956,320      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.319958        27.616728          13.56%         10,977,395      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    20.422622        24.319958          19.08%         12,420,418      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.056027        20.422622          13.11%         13,822,886      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.641016        18.056027          15.44%         16,037,811      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.874276        15.641016          -7.31%         20,692,145      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.123234        16.874276          19.48%         16,652,403      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.789976        14.123234          10.42%          6,313,629      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.572963        12.789976          20.97%          1,991,456      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.028081        10.572963           5.43%            696,595      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP II Contrafund(R)       20.836167        25.553458          22.64%         17,065,996      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.241378        20.836167          28.29%         15,609,123      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.255157        16.241378          22.53%         13,856,940      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.071500        13.255157          19.72%         10,594,586      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.071500          10.72%          3,025,498      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP II Contrafund(R)       20.836167        25.553458          22.64%         11,175,042      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.241378        20.836167          28.29%         11,340,649      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.255157        16.241378          22.53%         11,315,346      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.071500        13.255157          19.72%          9,866,842      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.071500          10.72%          3,490,716      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP III Growth             13.446025        13.838158           2.92%          3,449,404      1999
Opportunities Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.932125        13.446025          23.00%          2,942,745      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.932125           9.32%            946,688      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Fidelity VIP III Growth             13.446025        13.838158           2.92%          2,173,640      1999
Opportunities Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.932125        13.446025          23.00%          2,183,868      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.932125           9.32%            861,112      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Capital Appreciation           30.616503        31.511115           2.92%          5,806,110      1999
Fund - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    23.867569        30.616503          28.28%          6,725,123      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.979967        23.867569          32.75%          3,948,978      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.442619        17.979967          24.49%          2,288,355      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.311683        14.442619          27.68%            897,315      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.564256        11.311683          -2.18%            890,035      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.689287        11.564256           8.19%            545,013      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.689287           6.89%            189,896      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Capital Appreciation           30.616503        31.511115           2.92%          4,182,646      1999
Fund - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    23.867569        30.616503          28.28%          5,812,770      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.979967        23.867569          32.75%          4,139,623      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.442619        17.979967          24.49%          2,612,175      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.311683        14.442619          27.68%            904,797      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.564256        11.311683          -2.18%            897,902      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.689287        11.564256           8.19%            549,294      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.689287           6.89%            551,252      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Government Bond Fund - Q       35.250995        33.975979          -3.62%          3,473,447      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    32.793820        35.250995           7.49%          4,202,514      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    30.296925        32.793820           8.24%          3,575,004      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    29.663756        30.296925           2.13%          3,938,276      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    25.309101        29.663756          17.21%          4,150,795      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    26.497619        25.309101          -4.49%          4,217,320      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.513489        26.497619           8.09%          4,093,697      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    23.025331        24.513489           6.46%          3,388,192      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.989831        23.025331          15.19%          2,396,577      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.497836        19.989831           8.07%          1,366,952      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Government Bond Fund - NQ      35.157882        33.886230          -3.62%          2,665,502      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    32.707206        35.157882          -0.26%          3,353,428      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    30.216906        32.707206           8.24%          2,848,085      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    29.585401        30.216906           2.13%          3,184,368      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    25.242252        29.585401          17.21%          3,385,486      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    26.427634        25.242252          -4.49%          3,855,380      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    24.448737        26.427634           8.09%          4,068,930      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.964507        24.448737           6.46%          3,746,706      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.937021        22.964507          15.19%          3,069,935      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.448970        19.937021           8.07%          2,213,029      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Money Market Fund - Q*         23.891623        24.724254           3.49%         19,904,403      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.994005        23.891623           3.90%         10,938,889      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.132823        22.994005           3.89%         10,935,137      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.334141        22.132823           3.74%          9,766,503      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    20.457373        21.334141           4.29%          9,961,763      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.951530        20.457373           2.54%         11,466,217      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.672720        19.951530           1.42%          5,669,948      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.275668        19.672720           2.06%          5,743,893      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.453701        19.275668           4.45%          5,848,337      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.301093        18.453701           6.66%          4,869,455      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



*    The 7-day yield on the NSAT Money Market Fund as of December 31, 1999 was
     4.08%.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Money Market Fund - NQ*        23.891623        24.724254           3.49%         13,973,502      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.994005        23.891623           3.90%         12,513,821      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.132823        22.994005           3.89%         11,155,103      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.334141        22.132823           3.74%         10,963.993      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    20.457373        21.334141           4.29%         10,688,426      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.951530        20.457373           2.54%         16,632,423      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.672720        19.951530           1.42%          8,583,554      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.275668        19.672720           2.06%          7,286,887      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.453701        19.275668           4.45%          7,417,882      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.301093        18.453701           6.66%          7,729,382      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Total Return Fund - Q          93.358149        98.542231           5.55%          4,059,346      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    80.108117        93.358149          16.54%          4,459,090      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    62.707634        80.108117          27.75%          4,368,093      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    52.147953        62.707634          20.25%          3,546,292      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    40.926247        52.147953          27.42%          2,843,673      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    41.023082        40.926247          -0.24%          2,189,971      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    37.471598        41.023082           9.48%          1,747,873      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    35.094975        37.471598           6.77%          1,417,457      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    25.674744        35.094975          36.69%            905,547      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    28.286971        25.674744          -9.23%            720,473      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Total Return Fund - NQ         90.954119        96.004702           5.55%          2,763,449      1999
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    78.045294        90.954119          16.54%          3,296,114      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    61.092889        78.045294          27.75%          3,538,356      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    50.805130        61.092889          20.25%          3,148,253      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    39.872391        50.805130          27.42%          2,833,128      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    39.966728        39.872391          -0.24%          2,396,609      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    36.506693        39.966728           9.48%          2,125,354      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    34.191261        36.506693           6.77%          2,066,486      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    25.013609        34.191261          36.69%          1,759,891      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    27.558577        25.013609          -9.23%          1,524,116      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Nationwide Small Cap            8.528787        10.761293          26.18%          1,353,503      1999
Value Fund - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         8.528787         -14.71%            405,997      1998***
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Nationwide Small Cap            8.528787        10.761293          26.18%          1,205,250      1999
Value Fund - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         8.528787         -14.71%            600,393      1998***
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



*    The 7-day yield on the NSAT Money Market Fund as of December 31, 1999 was
     4.08%.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Nationwide Small Company       15.971964        22.704085          42.15%          4,271,874      1999
Fund - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.020642        15.971964          -0.30%          4,961,782      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.831813        16.020642          15.82%          4,812,645      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.410135        13.831813          21.22%          3,071,120      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.410135          14.10%            157,084      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
NSAT Nationwide Small Company       15.971964        22.704085          42.15%          2,440,861      1999
Fund - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.020642        15.971964          -0.30%          3,151,728      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.831813        16.020642          15.82%          3,793,288      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.410135        13.831813          21.22%          3,061,699      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.410135          14.10%            607,477      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Growth         43.203987        64.133277          48.44%          4,044,236      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    37.889922        43.203987          14.03%          4,739,527      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    29.757359        37.889922          27.33%          5,338,769      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    27.626244        29.757359           7.71%          5,597,573      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.247525        27.626244          30.02%          5,919,670      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.656907        21.247525          -6.22%          4,909,356      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.495392        22.656907           5.40%          4,959,418      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.882145        21.495392           8.11%          4,432,865      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.527030        19.882145          28.05%          3,336,332      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.135185        15.527030          -9.39%          1,761,170      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Growth         43.203987        64.133277          48.44%          2,742,557      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    37.889922        43.203987          14.03%          3,535,046      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    29.757359        37.889922          27.33%          4,164,923      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    27.626244        29.757359           7.71%          4,702,904      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.247525        27.626244          30.02%          5,358,461      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.656907        21.247525          -6.22%          4,342,056      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.495392        22.656907           5.40%          4,728,052      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    19.882145        21.495392           8.11%          4,843,969      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.527030        19.882145          28.05%          3,982,667      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.135185        15.527030          -9.39%          2,294,185      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Guardian        9.282422        10.529949          13.44%          1.353,607      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.282422          -7.18%            928,355      1998***
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Guardian        9.282422        10.529949          13.44%            853,290      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.282422          -7.18%            782,161      1998***
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Limited        18.227259        18.256157           0.16%          2,335,659      1999
Maturity Bond Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.690564        18.227259           3.03%          3,027,892      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.791470        17.690564           5.35%          3,398,882      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.311479        16.791470           2.94%          3,722,398      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.896724        16.311479           9.50%          4,061,293      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.115753        14.896724          -1.45%          3,859,535      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.362908        15.115753           5.24%          5,013,322      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.836035        14.362908           3.81%          3,563,619      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.589849        13.836035           9.90%          1,462,609      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.776036        12.589849           6.91%            720,644      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Limited        18.227259        18.256157           0.16%          2,158,879      1999
Maturity Bond Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.690564        18.227259           3.03%          2,828,271      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.791470        17.690564           5.35%          2,928,007      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.311479        16.791470           2.94%          3,388,267      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.896724        16.311479           9.50%          3,866,535      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.115753        14.896724          -1.45%          4,238,249      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.362908        15.115753           5.24%          5,023,386      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.836035        14.362908           3.81%          3,217,005      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.589849        13.836035           9.90%          1,326,257      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.776036        12.589849           6.91%            676,768      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Partners       22.992724        24.366392           5.97%          5,884,748      1999
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.354609        22.992724           2.85%          7,610,496      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.256151        22.354609          29.55%          7,980,031      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.494251        17.256151          27.88%          5,383,558      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.017795        13.494251          34.70%          2,151,917      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.017795           0.18%            223,285      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Neuberger Berman AMT Partners       22.992724        24.366392           5.97%          3,370,801      1999
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    22.354609        22.992724           2.85%          5,337,515      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.256151        22.354609          29.55%          7,769,569      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.494251        17.256151          27.88%          5,392,259      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.017795        13.494251          34.70%          2,173,222      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.017795           0.18%            324,320      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        19.729274        19.177103          -2.80%          3,880,174      1999
Funds - Oppenheimer Bond       ---------------- ---------------- ----------------- ------------------ -----------
Fund/VA - Q                         18.715948        19.729274           5.41%          4,366,241      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.356310        18.715948           7.83%          4,076,992      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.781326        17.356310           3.43%          3,808,030      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.531774        16.781326          15.48%          3,369,101      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.013579        14.531774          -3.21%          2,694,486      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.456350        15.013579          11.57%          2,304,838      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.801628        13.456350           5.11%          1,429,504      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.026344        12.801628          16.10%            609,779      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.352435        11.026344           6.51%            193,600      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        19.729274        19.177103          -2.80%          3,059,336      1999
Funds - Oppenheimer Bond       ---------------- ---------------- ----------------- ------------------ -----------
Fund/VA - NQ                        18.715948        19.729274           5.41%          3,654,118      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.356310        18.715948           7.83%          3,420,959      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.781326        17.356310           3.43%          3,276,566      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.531774        16.781326          15.48%          3,073,942      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.013579        14.531774          -3.21%          2,666,115      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.456350        15.013579          11.57%          2,249,484      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.801628        13.456350           5.11%          1,407,269      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.026344        12.801628          16.10%            627,014      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.352435        11.026344           6.51%            243,677      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        12.762568        17.844166          39.82%          3,453,476      1999
Funds - Oppenheimer Capital    ---------------- ---------------- ----------------- ------------------ -----------
Appreciation Fund/VA - Q(1)         10.427884        12.762568          22.39%          1,553,053      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.427884           4.28%            465,695      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        12.762568        17.844166          39.82%          2,323,662      1999
Funds - Oppenheimer Capital    ---------------- ---------------- ----------------- ------------------ -----------
Appreciation Fund/VA - NQ(1)        10.427884        12.762568          22.39%          1,122,440      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.427884           4.28%            330,322      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        18.054116        28.241523          56.43%          9,268,259      1999
Funds - Oppenheimer Global
Securities Fund/VA - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.030693        18.054116          12.62%          9,503,851      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.266755        16.030693          20.83%          9,603,574      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.411200        13.266755          16.26%          7,895,779      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.307851        11.411200           0.91%          6,518,772      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.151882        11.307851          -6.95%          6,376,101      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        12.151882          21.52%          1,254,946      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        18.054116        28.241523          56.43%          5,359,593      1999
Funds - Oppenheimer Global     ---------------- ---------------- ----------------- ------------------ -----------
Securities Fund/VA - NQ             16.030693        18.054116          12.62%          5,697,473      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.266755        16.030693          20.83%          6,175,581      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.411200        13.266755          16.26%          5,355,527      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.307851        11.411200           0.91%          4,810,440      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.151882        11.307851          -6.95%          6,373,740      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        12.151882          21.52%          1,833,969      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        21.978211        24.251858          10.35%          3,877,701      1999
Funds - Oppenheimer Multiple   ---------------- ---------------- ----------------- ------------------ -----------
Strategies Fund/VA - Q              20.878401        21.978211           5.27%          4,734,705      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.045475        20.878401          15.70%          5,140,468      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.831164        18.045475          13.99%          4,869,534      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.216172        15.831164          19.79%          4,418,303      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.655607        13.216172          -3.22%          3,897,893      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.932236        13.655607          14.44%          2,951,734      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.091678        11.932236           7.58%          1,837,408      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.565675        11.091678          15.95%          1,118,029      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.880485         9.565675          -3.19%            643,641      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Oppenheimer Variable Account        21.978211        24.251858          10.35%          2,651,955      1999
Funds - Oppenheimer Multiple   ---------------- ---------------- ----------------- ------------------ -----------
Strategies Fund/VA - NQ             20.878401        21.978211           5.27%          3,383,989      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.045475        20.878401          15.70%          4,005,875      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.831164        18.045475          13.99%          3,811,559      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.216172        15.831164          19.79%          3,837,204      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.655607        13.216172          -3.22%          3,363,638      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.932236        13.655607          14.44%          2,677,668      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.091678        11.932236           7.58%          1,697,934      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.565675        11.091678          15.95%          1,012,431      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.880485         9.565675          -3.19%            603,205      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Opportunity Fund II,         29.241637        38.936728          33.16%          9,527,297      1999
Inc. - Q(1)
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    26.092982        29.241637          12.07%         10,757,453      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.072564        26.092982          23.82%         11,262,847      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.071722        21.072564          16.61%         11,342,542      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.551898        18.071722          24.19%          9,874,627      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.230988        14.551898           2.26%          8,576,003      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.519061        14.230988          23.54%          4,733,084      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.519061          15.19%          1,132,322      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Opportunity Fund II,         29.241637        38.936728          33.16%          5,774,365      1999
Inc. - NQ(1)
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    26.09298         29.241637          12.07%          6,829,157      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    21.072564        26.092982          23.82%          7,827,155      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    18.071722        21.072564          16.61%          8,634,564      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.551898        18.071722          24.19%          8,712,015      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.230988        14.551898           2.26%          8,937,552      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.519061        14.230988          23.54%          5,766,194      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        11.519061          15.19%          1,281,636      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Variable Insurance           18.773240        19.472227           3.72%          2,501,155      1999
Funds, Inc. - Strong Discovery ---------------- ---------------- ----------------- ------------------ -----------
Fund II, Inc. - Q                   17.733129        18.773240           5.87%          3,330,945      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.129688        17.733129           9.94%          3,782,422      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.212409        16.129688          -0.51%          4,502,456      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.143604        16.212409          33.51%          5,223,195      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.003747        12.143604          -6.61%          3,921,214      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.796708        13.003747          20.44%          2,178,730      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.796708           7.97%          1,002,256      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Variable Insurance           18.773240        19.472227           3.72%          1,756,743      1999
Funds, Inc. - Strong Discovery
Fund II, Inc. - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    17.733129        18.773240           5.87%          2,561,304      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.129688        17.733129           9.94%          3,017,702      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.212409        16.129688          -0.51%          3,833,429      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.143604        16.212409          33.51%          5,248,509      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.003747        12.143604          -6.61%          4,385,371      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.796708        13.003747          20.44%          3,188,982      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.796708           7.97%          1,433,375      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Variable Insurance            8.937224        16.513647          84.77%          1,564,106      1999
Funds, Inc. - International    ---------------- ---------------- ----------------- ------------------ -----------
Stock Fund II - Q                    9.509278         8.937224          -6.02%          1,115,317      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.140682         9.509278         -14.64%          1,303,896      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.226470        11.140682           8.94%          1,788,555      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.226470           2.26%             78,603      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Strong Variable Insurance            8.937224        16.513647          84.77%          1,447,666      1999
Funds, Inc. - International    ---------------- ---------------- ----------------- ------------------ -----------
Stock Fund II - NQ                   9.509278         8.937224          -6.02%            824,150      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.140682         9.509278         -14.64%          1,020,345      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.226470        11.140682           8.94%          1,660,749      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.226470           2.26%             86,735      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



(1)    Formerly, Strong Special Fund II, Inc.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
The Universal Institutional          6.934889         8.855527          27.70%            288,028      1999
Funds, Inc. - Emerging Markets ---------------- ---------------- ----------------- ------------------ -----------
Debt Portfolio - Q(1)                9.810487         6.934889         -29.31%            417,556      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.810487          -1.90%            172,203      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
The Universal Institutional          6.934889         8.855527          27.70%            248,251      1999
Funds, Inc. - Emerging Markets ---------------- ---------------- ----------------- ------------------ -----------
Debt Portfolio - NQ(1)               9.810487         6.934889         -29.31%            283,779      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000         9.810487          -1.90%            222,098      1997**
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance         16.424717        14.942949          -9.02%          1,308,320      1999
Trust - Worldwide Bond         ---------------- ---------------- ----------------- ------------------ -----------
Fund - Q                            14.758566        16.424717          11.29%          1,824,058      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.604281        14.758566           1.06%          2,104,195      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.433345        14.604281           1.18%          2,627,198      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.465907        14.433345          15.78%          2,993,355      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.798654        12.465907          -2.60%          2,731,900      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.031194        12.798654           6.38%          2,906,303      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.872259        12.031194          -6.53%          2,263,731      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.012132        12.872259          16.89%          1,132,905      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.027192        11.012132           9.82%            453,396      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance         16.424717        14.942949          -9.02%          1,204,939      1999
Trust - Worldwide Bond         ---------------- ---------------- ----------------- ------------------ -----------
Fund - NQ                           14.758566        16.424717          11.29%          1,736,777      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.604281        14.758566           1.06%          2,016,599      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.433345        14.604281           1.18%          2,639,292      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.465907        14.433345          15.78%          3,020,939      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.798654        12.465907          -2.60%          3,204,016      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.031194        12.798654           6.38%          3,619,098      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.872259        12.031194          -6.53%          2,707,532      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.012132        12.872259          16.89%          1,168,830      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.027192        11.012132           9.82%            497,712      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance          5.716175        11.300054          97.69%          4,194,956      1999
Trust - Worldwide Emerging     ---------------- ---------------- ----------------- ------------------ -----------
Markets Fund - Q                     8.738462         5.716175         -34.99%          1,862,823      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.077830         8.792462         -12.75%          2,421,738      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.077830           0.78%            271,881      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance          5.716175        11.300054          97.69%          3,528,130      1999
Trust - Worldwide Emerging     ---------------- ---------------- ----------------- ------------------ -----------
Markets Fund - NQ                    8.792462         5.716175         -34.99%          1,394,148      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.077830         8.792462         -12.75%          2,018,746      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.077830           0.78%            239,183      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance         10.743036        12.830391          19.43%          1,664,942      1999
Trust - Worldwide Hard Assets  ---------------- ---------------- ----------------- ------------------ -----------
Fund - Q                            15.767781        10.743036         -31.87%         1,976, 563      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.248199        15.767781          -2.96%          2,616,530      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.944310        16.248199          16.52%          3,151,393      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.728311        13.944310           9.55%          3,166,034      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.544828        12.728311          -6.03%          3,213,104      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     8.325308        13.544828          62.69%          2,189,942      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     8.795164         8.325308          -5.34%            800,912      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.175494         8.795164          -4.15%            449,387      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.823789         9.175494         -15.23%            337,698      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Eck Worldwide Insurance         10.743036        12.830391          19.43%          1,580,973      1999
Trust - Worldwide Hard Assets  ---------------- ---------------- ----------------- ------------------ -----------
Fund - NQ                           15.767781        10.743036         -31.87%          1,953,375      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    16.248199        15.767781          -2.96%          2,702,266      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.944310        16.248199          16.52%          3,558,069      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.728311        13.944310           9.55%          3,714,045      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.544828        12.728311          -6.03%          4,473,812      1994
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     8.325308        13.544828          62.69%          3,344,681      1993
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     8.795164         8.325308          -5.34%            960,152      1992
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                     9.175494         8.795164          -4.15%            565,314      1991
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.823789         9.175494         -15.23%            475,693      1990
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Kampen Life Investment          15.615675        14.892896          -4.63%          1,634,204      1999
Trust - Morgan Stanley         ---------------- ---------------- ----------------- ------------------ -----------
Real Estate Securities              17.901858        15.615675         -12.77%          2,429,141      1998
Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.931303        17.901858          19.89%          3,539,264      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.765351        14.931303          38.70%          2,491,780      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.765351           7.65%            161,110      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Van Kampen Life Investment          15.615675        14.892896          -4.63%          1,515,882      1999
Trust - Morgan Stanley         ---------------- ---------------- ----------------- ------------------ -----------
Real Estate Securities              17.901858        15.615675         -12.77%          2,423,893      1998
Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    14.931303        17.901858          19.89%          4,040,440      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.765351        14.931303          38.70%          3,554,657      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.765351           7.65%            310,010      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust - Global       11.952364        19.288213          61.38%            731,811      1999
Post-Venture Capital           ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - Q(1)                    11.369600        11.952364           5.13%            531,483      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.163772        11.369600          11.86%            391,358      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.163772           1.64%            205,349      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust - Global       11.952364        19.288213          61.38%            644,703      1999
Post-Venture Capital           ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - NQ(1)                   11.369600        11.952364           5.13%            448,154      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.163772        11.369600          11.86%            316,378      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.163772           1.64%            198,784      1996*
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust -              11.608185        17.579480          51.44%          4,185,969      1999
International Equity           ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - Q                       11.164048        11.608185           3.98%          4,923,915      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.572294        11.164048          -3.53%          5,900,906      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.661059        11.572294           8.55%          5,551,036      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.661059           6.61%          1,798,470      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust -              11.608185        17.579480          51.44%          3,074,281      1999
International Equity           ---------------- ---------------- ----------------- ------------------ -----------
Portfolio - NQ                      11.164048        11.608185           3.98%          3,738,519      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    11.572294        11.164048          -3.53%          5,196,387      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.661059        11.572294           8.55%          5,736,148      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        10.661059           6.61%          2,012,385      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------



(1)  Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust - Small        15.294249        25.523630          66.88%          5,376,375      1999
Company Growth Portfolio - Q
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.950665        15.294249          -4.12%          5,715,162      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.973889        15.950665          14.15%          6,148,609      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.430073        13.973889          12.42%          4,899,073      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        12.430073          24.30%          2,450,661      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------

-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
Warburg Pincus Trust - Small        15.294249        25.523630          66.88%          3,969,089      1999
Company Growth Portfolio - NQ
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    15.950665        15.294249          -4.12%          4,595,026      1998
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    13.973889        15.950665          14.15%          5,532,845      1997
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    12.430073        13.973889          12.42%          4,810,067      1996
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------
                                    10.000000        12.430073          24.30%          2,574,975      1995
-----------------------------  ---------------- ---------------- ----------------- ------------------ -----------




* The American Century Variable Portfolios, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio) were added December 23, 1996. Therefore, the Condensed Financial Information reflects the accumulation unit values for the accumulation units outstanding for the period from December 23, 1996 to December 31, 1996.

** The Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio), Fidelity VIP III Growth Opportunities Portfolio, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio), and Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund) were added July 14, 1997. Therefore, the Condensed Financial Information reflects the accumulation unit values for the accumulation units outstanding for the period from July 14, 1997 to December 31, 1997.


*** The American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT Nationwide Small Cap Value Fund, and Neuberger Berman AMT Guardian Portfolio were added on May 1, 1998. Therefore, the Condensed Financial Information reflects the accumulation unit values for the accumulation units outstanding for the period from May 1, 1998 to December 31, 1998.


The Dreyfus Investment Portfolios - European Equity Portfolio, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio: Service Shares, NSAT Nationwide Mid Cap Index Fund, NSAT Nationwide Multi Sector Bond Fund, NSAT Nationwide Small Cap Growth Fund, NSAT Nationwide Strategic Growth Fund, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA, and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA were added May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated
May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by One Nationwide Plaza, 1-05-P1 Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide. Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the NSAT- Money Market Fund's seven-day current unit value yield was 4.08%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1999, the seven-day effective yield was 4.16%.


The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge " located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The

CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract charge. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.


Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         26,517,451 shares (cost $203,012,429) .................................    $   206,570,943

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         25,531,233 shares (cost $257,782,686) .................................        378,883,491

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         10,481,242 shares (cost $72,832,174) ..................................         83,849,932

      American Century VP - American Century VP International (ACVPInt)
         35,557,792 shares (cost $300,254,654) .................................        444,472,405

      American Century VP - American Century VP Value (ACVPValue)
         9,800,232 shares (cost $65,218,525) ...................................         58,311,380

      American VI Series - Growth Fund (AVISGro)
         588,857 shares (cost $28,265,492) .....................................         41,585,085

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         167,855 shares (cost $2,363,818) ......................................          2,140,150

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         334,165 shares (cost $3,709,267) ......................................          3,528,783

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,062,911 shares (cost $321,637,405) .................................        393,157,920

      Dreyfus Stock Index Fund (DryStkIx)
         54,265,154 shares (cost $1,607,798,501) ...............................      2,086,495,180

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         5,051,148 shares (cost $179,139,745) ..................................        201,389,281

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,436,183 shares (cost $75,512,595) ...................................         87,553,939

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         94,615,255 shares (cost $1,966,633,300) ...............................      2,432,558,217

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         70,151,723 shares (cost $2,693,298,095) ...............................      3,853,434,164

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         54,938,432 shares (cost $614,074,627) .................................        621,353,663

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         25,608,205 shares (cost $569,897,842) .................................        702,689,149

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         56,949,751 shares (cost $871,251,534) .................................      1,063,251,853

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         52,409,042 shares (cost $1,044,025,114) ...............................      1,527,723,575

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         7,926,756 shares (cost $170,432,448) ..................................        183,504,409

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,380,116 shares (cost $9,883,090) ....................................          9,536,603

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         21,855,788 shares (cost $533,266,623) .................................        561,912,316

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         33,292,536 shares (cost $388,374,978) .................................        359,226,461

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         1,298,853,387 shares (cost $1,298,853,387) ............................      1,298,853,387

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         5,321,261 shares (cost $54,307,371) ...................................         51,722,659

      Nationwide SAT - Small Company Fund (NSATSmCo)
         14,582,177 shares (cost $247,275,422) .................................        322,557,764

      Nationwide SAT - Total Return Fund (NSATTotRe)
         61,878,351 shares (cost $924,410,869) .................................      1,163,931,779

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         15,851,800 shares (cost $403,834,149) .................................        590,796,571

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         3,011,862 shares (cost $44,957,196) ...................................         47,738,007

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         10,607,255 shares (cost $144,390,447) .................................        140,440,056

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         26,519,028 shares (cost $520,546,325) .................................        520,833,703

      Oppenheimer VAF - Bond Fund (OppBdFd)
         25,043,315 shares (cost $296,820,680) .................................        288,498,994

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,351,608 shares (cost $543,361,311) .................................        813,587,219

      Oppenheimer VAF - Growth Fund (OppGro)
         4,188,830 shares (cost $169,188,101) ..................................        208,771,299

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         17,160,682 shares (cost $265,269,878) .................................        299,625,505

      Strong Opportunity Fund II, Inc. (StOpp2)
         35,429,099 shares (cost $720,720,106) .................................        920,802,283

      Strong VIF - Strong Discovery Fund II (StDisc2)
         11,861,402 shares (cost $134,640,216) .................................        134,982,756

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,121,471 shares (cost $78,062,849) ...................................        100,208,475

                                                                  (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         6,257,276 shares (cost $70,902,338) ...................................         66,890,284

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         10,672,737 shares (cost $117,765,886) .................................        152,193,223

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         5,766,023 shares (cost $61,210,818) ...................................         63,195,616

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         8,167,735 shares (cost $118,427,684) ..................................        101,034,884

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         17,125,482 shares (cost $209,566,651) .................................        285,995,544

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         3,029,501 shares (cost $46,029,445) ...................................         58,348,183

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         18,327,947 shares (cost $323,130,982) .................................        480,192,205
                                                                                    ---------------
            Total investments ..................................................     23,414,329,296
   Accounts receivable .........................................................          1,017,765
                                                                                    ---------------
            Total assets .......................................................     23,415,347,061
ACCOUNTS PAYABLE ...............................................................              2,145
                                                                                    ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................    $23,415,344,916
                                                                                    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                         Total                                  ACVPBal
                                                      ------------------------------------    ---------------------------------
                                                             1999                1998             1999                 1998
                                                      ----------------      --------------    ------------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    351,733,257         315,567,353       3,991,181           3,098,368
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (159,704,457)       (145,540,567)     (1,415,598)         (1,354,760)
       BOA Vision .................................       (130,265,551)       (114,290,967)     (1,381,790)         (1,180,401)
       BOA Enterprise .............................           (270,943)           (199,407)         (2,854)             (2,018)
                                                      ----------------      --------------     -----------         -----------
     Net investment activity ......................         61,492,306          55,536,412       1,190,939             561,189
                                                      ----------------      --------------     -----------         -----------

  Proceeds from mutual fund shares sold ...........     12,341,621,630       9,502,638,819      38,472,902          48,804,378
  Cost of mutual fund shares sold .................    (10,997,380,217)     (8,727,995,326)    (36,411,406)        (37,362,868)
                                                      ----------------      --------------     -----------         -----------
     Realized gain (loss) on investments ..........      1,344,241,413         774,643,493       2,061,496          11,441,510
  Change in unrealized gain (loss) on investments .      1,709,941,913         440,618,096     (14,059,807)         (5,900,979)
                                                      ----------------      --------------     -----------         -----------
     Net gain (loss) on investments ...............      3,054,183,326       1,215,261,589     (11,998,311)          5,540,531
                                                      ----------------      --------------     -----------         -----------
  Reinvested capital gains ........................        890,110,382       1,177,995,583      27,539,149          19,212,723
                                                      ----------------      --------------     -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      4,005,786,014       2,448,793,584      16,731,777          25,314,443
                                                      ----------------      --------------     -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      1,492,378,564       2,214,889,447      15,664,882          22,317,530
  Transfers between funds .........................               --                  --       (11,222,326)          8,865,047
  Redemptions .....................................     (2,712,438,299)     (1,806,663,808)    (22,586,889)        (16,523,412)
  Annuity benefits ................................         (2,862,882)         (1,988,285)        (20,482)             (9,922)
  Annual contract maintenance charge (note 2) .....         (8,399,835)         (8,003,092)        (77,891)            (76,599)
  Contingent deferred sales charges (note 2) ......        (32,704,996)        (23,748,555)       (291,236)           (246,178)
  Adjustments to maintain reserves ................            911,942            (406,310)           (340)             (1,729)
                                                      ----------------      --------------     -----------         -----------
       Net equity transactions ....................     (1,263,115,506)        374,079,397     (18,534,282)         14,324,737
                                                      ----------------      --------------     -----------         -----------

Net change in contract owners' equity .............      2,742,670,508       2,822,872,981      (1,802,505)         39,639,180
Contract owners' equity beginning of period .......     20,672,674,408      17,849,801,427     208,373,013         168,733,833
                                                      ----------------      --------------     -----------         -----------
Contract owners' equity end of period .............   $ 23,415,344,916      20,672,674,408     206,570,508         208,373,013
                                                      ================      ==============     ===========         ===========

                                                                         ACVPCapAp                            ACVPIncGr
                                                         ----------------------------------         ------------------------------
                                                              1999               1998                      1999        1998
                                                         -------------         -----------          ----------          ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              --                  --                11,166             181,416
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (2,597,354)         (2,818,233)           (469,581)            (95,126)
       BOA Vision .................................          (902,035)           (857,721)           (412,151)            (75,918)
       BOA Enterprise .............................            (1,598)             (1,256)               (537)               (117)
                                                          -----------         -----------          ----------          ----------
     Net investment activity ......................        (3,500,987)         (3,677,210)           (871,103)             10,255
                                                          -----------         -----------          ----------          ----------

  Proceeds from mutual fund shares sold ...........       149,920,318         114,736,720          22,834,351          25,325,017
  Cost of mutual fund shares sold .................      (150,460,860)       (136,788,804)        (18,770,040)        (26,300,565)
                                                          -----------         -----------          ----------          ----------
     Realized gain (loss) on investments ..........          (540,542)        (22,052,084)          4,064,311            (975,548)
  Change in unrealized gain (loss) on investments .       147,944,253            (264,722)          7,240,752           3,777,007
                                                          -----------         -----------          ----------          ----------
     Net gain (loss) on investments ...............       147,403,711         (22,316,806)         11,305,063           2,801,459
                                                          -----------         -----------          ----------          ----------
  Reinvested capital gains ........................              --            15,700,848                --                  --
                                                          -----------         -----------          ----------          ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       143,902,724         (10,293,168)         10,433,960           2,811,714
                                                          -----------         -----------          ----------          ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        15,321,810          23,389,103          11,461,943           2,843,288
  Transfers between funds .........................        10,543,287         (66,469,516)         30,819,145          34,214,351
  Redemptions .....................................       (41,284,239)        (34,901,415)         (7,460,786)         (1,148,357)
  Annuity benefits ................................           (48,809)            (44,914)               --                  --
  Annual contract maintenance charge (note 2) .....          (188,703)           (233,324)            (17,447)             (4,110)
  Contingent deferred sales charges (note 2) ......          (395,615)           (447,727)           (100,849)             (9,116)
  Adjustments to maintain reserves ................            10,726              65,167              (6,972)              6,300
                                                          -----------         -----------          ----------          ----------
       Net equity transactions ....................       (16,041,543)        (78,642,626)         34,695,034          35,902,356
                                                          -----------         -----------          ----------          ----------

Net change in contract owners' equity .............       127,861,181         (88,935,794)         45,128,994          38,714,070
Contract owners' equity beginning of period .......       251,055,304         339,991,098          38,714,070                --
                                                          -----------         -----------          ----------          ----------
Contract owners' equity end of period .............       378,916,485         251,055,304          83,843,064          38,714,070
                                                          ===========         ===========          ==========          ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        ACVPInt                                 ACVPValue
                                                       ------------------------------------       ---------------------------------
                                                              1999                 1998                 1999                1998
                                                       ---------------        -------------       --------------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $           --             1,241,910             591,931             491,657
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (2,019,902)         (1,733,033)           (425,310)           (427,970)
       BOA Vision .................................         (2,239,092)         (1,962,632)           (558,488)           (588,525)
       BOA Enterprise .............................             (2,538)             (2,034)             (1,236)             (1,181)
                                                      ----------------         -----------          ----------          ----------
     Net investment activity ......................         (4,261,532)         (2,455,789)           (393,103)           (526,019)
                                                      ----------------         -----------          ----------          ----------

  Proceeds from mutual fund shares sold ...........        366,068,306         361,873,253          82,656,091          49,075,920
  Cost of mutual fund shares sold .................       (325,718,086)       (348,435,933)        (86,789,734)        (49,213,498)
                                                      ----------------         -----------          ----------          ----------
     Realized gain (loss) on investments ..........         40,350,220          13,437,320          (4,133,643)           (137,578)
  Change in unrealized gain (loss) on investments .        134,123,037           4,337,447          (5,054,394)         (3,517,470)
                                                      ----------------         -----------          ----------          ----------
     Net gain (loss) on investments ...............        174,473,257          17,774,767          (9,188,037)         (3,655,048)
                                                      ----------------         -----------          ----------          ----------
  Reinvested capital gains ........................               --            12,749,123           5,607,994           5,869,944
                                                      ----------------         -----------          ----------          ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        170,211,725          28,068,101          (3,973,146)          1,688,877
                                                      ----------------         -----------          ----------          ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         17,432,902          27,075,201           6,230,196          15,060,446
  Transfers between funds .........................           (423,845)         76,963,986          (4,726,693)         (9,597,717)
  Redemptions .....................................        (34,126,117)        (21,143,253)         (7,852,378)         (6,581,279)
  Annuity benefits ................................            (33,416)            (13,625)            (27,070)            (21,465)
  Annual contract maintenance charge (note 2) .....            (86,416)            (79,895)            (22,403)            (19,679)
  Contingent deferred sales charges (note 2) ......           (455,988)           (250,396)           (124,598)           (100,776)
  Adjustments to maintain reserves ................                316             (18,968)              5,851             (51,138)
                                                      ----------------         -----------          ----------          ----------
       Net equity transactions ....................        (17,692,564)         82,533,050          (6,517,095)         (1,311,608)
                                                      ----------------         -----------          ----------          ----------
Net change in contract owners' equity .............        152,519,161         110,601,151         (10,490,241)            377,269
Contract owners' equity beginning of period .......        291,977,777         181,376,626          68,785,191          68,407,922
                                                      ----------------         -----------          ----------          ----------
Contract owners' equity end of period .............   $    444,496,938         291,977,777          58,294,950          68,785,191
                                                      ================         ===========          ==========          ==========

                                                                    AVISGro                              AVISHiYld
                                                       -------------------------------         ------------------------------
                                                          1999                 1998                1999               1998
                                                       -----------         -----------         ----------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        62,599             104,724             228,188             252,109
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (449,681)           (365,360)            (31,460)            (39,297)
       BOA Vision .................................          --                  --                  --                  --
       BOA Enterprise .............................          --                  --                  --                  --
                                                       ----------          ----------           ---------           ---------
     Net investment activity ......................      (387,082)           (260,636)            196,728             212,812
                                                       ----------          ----------           ---------           ---------

  Proceeds from mutual fund shares sold ...........     7,836,561           7,115,941             952,888           1,134,719
  Cost of mutual fund shares sold .................    (3,890,307)         (3,771,756)         (1,018,592)         (1,075,993)
                                                       ----------          ----------           ---------           ---------
     Realized gain (loss) on investments ..........     3,946,254           3,344,185             (65,704)             58,726
  Change in unrealized gain (loss) on investments .     6,534,190           1,042,218             (26,416)           (303,262)
                                                       ----------          ----------           ---------           ---------
     Net gain (loss) on investments ...............    10,480,444           4,386,403             (92,120)           (244,536)
                                                       ----------          ----------           ---------           ---------
  Reinvested capital gains ........................     5,600,035           4,170,092                --                36,591
                                                       ----------          ----------           ---------           ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    15,693,397           8,295,859             104,608               4,867
                                                       ----------          ----------           ---------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       476,394             511,282              58,162             116,063
  Transfers between funds .........................        98,674            (964,009)            (48,450)           (107,348)
  Redemptions .....................................    (5,784,308)         (3,204,144)           (591,479)           (566,909)
  Annuity benefits ................................          (608)               (444)             (6,533)             (5,289)
  Annual contract maintenance charge (note 2) .....       (14,293)            (14,895)             (1,519)             (1,991)
  Contingent deferred sales charges (note 2) ......       (17,393)             (9,981)             (1,150)             (3,772)
  Adjustments to maintain reserves ................         1,323                 578                 181              (2,332)
                                                       ----------          ----------           ---------           ---------
       Net equity transactions ....................    (5,240,211)         (3,681,613)           (590,788)           (571,578)
                                                       ----------          ----------           ---------           ---------
Net change in contract owners' equity .............    10,453,186           4,614,246            (486,180)           (566,711)
Contract owners' equity beginning of period .......    31,133,189          26,518,943           2,626,505           3,193,216
                                                       ----------          ----------           ---------           ---------
Contract owners' equity end of period .............    41,586,375          31,133,189           2,140,325           2,626,505
                                                       ==========          ==========           =========           =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        AVISGvt                             DrySRGro
                                                       ------------------------------------    -------------------------------
                                                               1999                1998           1999                 1998
                                                       -----------------      -------------    -----------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        247,063             270,372          48,647             409,775
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................            (53,194)            (60,816)     (2,295,017)         (1,451,837)
       BOA Vision .................................               --                  --        (2,053,668)         (1,439,799)
       BOA Enterprise .............................               --                  --            (4,989)             (2,748)
                                                      ----------------           ---------     -----------         -----------
     Net investment activity ......................            193,869             209,556      (4,305,027)         (2,484,609)
                                                      ----------------           ---------     -----------         -----------

  Proceeds from mutual fund shares sold ...........          1,067,555           1,748,263     121,610,454         143,677,649
  Cost of mutual fund shares sold .................         (1,086,104)         (1,871,313)    (91,860,747)       (117,379,825)
                                                      ----------------           ---------     -----------         -----------
     Realized gain (loss) on investments ..........            (18,549)           (123,050)     29,749,707          26,297,824
  Change in unrealized gain (loss) on investments .           (252,264)            209,910      43,395,270          14,964,682
                                                      ----------------           ---------     -----------         -----------
     Net gain (loss) on investments ...............           (270,813)             86,860      73,144,977          41,262,506
                                                      ----------------           ---------     -----------         -----------
  Reinvested capital gains ........................               --                  --        13,095,806           9,504,871
                                                      ----------------           ---------     -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........            (76,944)            296,416      81,935,756          48,282,768
                                                      ----------------           ---------     -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            172,875             143,640      36,723,685          34,640,924
  Transfers between funds .........................           (177,069)           (143,468)     39,965,200          17,779,620
  Redemptions .....................................           (859,084)           (894,059)    (30,265,730)        (16,450,256)
  Annuity benefits ................................             (4,989)             (3,938)         (9,832)             (5,152)
  Annual contract maintenance charge (note 2) .....             (3,011)             (3,913)       (155,033)           (112,389)
  Contingent deferred sales charges (note 2) ......             (3,094)             (3,582)       (415,490)           (243,228)
  Adjustments to maintain reserves ................                 48              (1,962)         33,290               1,747
                                                      ----------------           ---------     -----------         -----------
       Net equity transactions ....................           (874,324)           (907,282)     45,876,090          35,611,266
                                                      ----------------           ---------     -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............           (951,268)           (610,866)    127,811,846          83,894,034
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          4,480,028           5,090,894     265,379,214         181,485,180
                                                      ----------------           ---------     -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $      3,528,760           4,480,028     393,191,060         265,379,214
                                                      ================           =========     ===========         ===========

                                                                    DryStkIx                                 DryCapAp
                                                        --------------------------------         ---------------------------------
                                                           1999                  1998               1999                  1998
                                                        ------------         -----------         ------------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       20,893,189          18,675,816           1,131,796             862,672
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (11,506,073)         (7,978,285)         (1,310,764)           (524,245)
       BOA Vision .................................      (14,765,173)        (10,844,564)         (1,389,587)           (571,382)
       BOA Enterprise .............................          (26,133)            (17,348)             (2,909)               (873)
                                                       -------------       -------------         -----------         -----------
     Net investment activity ......................       (5,404,190)           (164,381)         (1,571,464)           (233,828)
                                                       -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........      471,289,199         443,376,469          86,945,557          74,053,794
  Cost of mutual fund shares sold .................     (303,007,098)       (301,499,093)        (76,828,049)        (68,960,812)
                                                       -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........      168,282,101         141,877,376          10,117,508           5,092,982
  Change in unrealized gain (loss) on investments .      151,537,337         179,528,535           8,792,210          13,393,944
                                                       -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............      319,819,438         321,405,911          18,909,718          18,486,926
                                                       -------------       -------------         -----------         -----------
  Reinvested capital gains ........................       18,032,609           3,418,338             755,817              14,955
                                                      ----------------         ---------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      332,447,857         324,659,868          18,094,071          18,268,053
                                                      ----------------         ---------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      171,990,917         214,991,310          22,276,022          15,138,079
  Transfers between funds .........................       49,562,572         190,453,913          18,125,447         130,801,206
  Redemptions .....................................     (186,725,313)       (101,442,520)        (23,965,643)         (6,949,302)
  Annuity benefits ................................         (229,153)           (151,728)             (4,604)               --
  Annual contract maintenance charge (note 2) .....         (630,539)           (444,587)            (56,458)            (22,248)
  Contingent deferred sales charges (note 2) ......       (2,694,935)         (1,522,122)           (280,455)            (81,927)
  Adjustments to maintain reserves ................           59,782             (10,118)              3,538                (907)
                                                       -------------       -------------         -----------         -----------
       Net equity transactions ....................       31,333,331         301,874,148          16,097,847         138,884,901
                                                       -------------       -------------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      363,781,188         626,534,016          34,191,918         157,152,954
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    1,722,772,232       1,096,238,216         167,200,842          10,047,888
                                                       -------------       -------------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    2,086,553,420       1,722,772,232         201,392,760         167,200,842
                                                       =============       =============         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         DryGrInc                            FidVIPEI
                                                      --------------------------------------    --------------------------------
                                                              1999                 1998             1999                1998
                                                      -----------------      ---------------    ------------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        504,180             691,042        39,615,425          36,741,162
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (423,226)           (350,592)      (19,653,096)        (20,689,256)
       BOA Vision .................................           (670,388)           (598,700)      (16,003,298)        (15,778,209)
       BOA Enterprise .............................             (3,320)             (3,387)          (14,945)            (15,123)
                                                      ----------------          ----------     -------------       -------------
     Net investment activity ......................           (592,754)           (261,637)        3,944,086             258,574
                                                      ----------------          ----------     -------------       -------------

  Proceeds from mutual fund shares sold ...........         19,190,372          30,513,353       560,148,724         360,627,004
  Cost of mutual fund shares sold .................        (17,767,135)        (28,500,253)     (339,913,087)       (227,981,252)
                                                      ----------------          ----------     -------------       -------------
     Realized gain (loss) on investments ..........          1,423,237           2,013,100       220,235,637         132,645,752
  Change in unrealized gain (loss) on investments .          8,259,646           3,889,051      (183,694,303)        (11,150,576)
                                                      ----------------          ----------     -------------       -------------
     Net gain (loss) on investments ...............          9,682,883           5,902,151        36,541,334         121,495,176
                                                      ----------------          ----------     -------------       -------------
  Reinvested capital gains ........................          2,649,264           1,182,628        87,570,939         130,755,312
                                                      ----------------          ----------     -------------       -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         11,739,393           6,823,142       128,056,359         252,509,062
                                                      ----------------          ----------     -------------       -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         10,108,825          20,276,212       133,956,568         244,737,638
  Transfers between funds .........................         (7,158,428)          2,527,467      (257,984,591)       (147,382,926)
  Redemptions .....................................         (7,431,820)         (4,679,160)     (285,072,997)       (223,884,295)
  Annuity benefits ................................               (283)               --            (355,833)           (277,211)
  Annual contract maintenance charge (note 2) .....            (35,834)            (24,697)       (1,004,069)         (1,076,592)
  Contingent deferred sales charges (note 2) ......           (139,243)            (79,324)       (3,142,474)         (2,878,268)
  Adjustments to maintain reserves ................               (542)             (1,898)          (83,996)            (72,439)
                                                      ----------------          ----------     -------------       -------------
       Net equity transactions ....................         (4,657,325)         18,018,600      (413,687,392)       (130,834,093)
                                                      ----------------          ----------     -------------       -------------

Net change in contract owners' equity .............          7,082,068          24,841,742      (285,631,033)        121,674,969
Contract owners' equity beginning of period .......         80,471,309          55,629,567     2,718,198,740       2,596,523,771
                                                      ----------------          ----------     -------------       -------------
Contract owners' equity end of period .............   $     87,553,377          80,471,309     2,432,567,707       2,718,198,740
                                                      ================          ==========     =============       =============

                                                                      FidVIPGr                              FidVIPHI
                                                        -----------------------------------      --------------------------------
                                                             1999                  1998              1999                1998
                                                        -------------       ---------------      -------------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         5,073,051          10,166,752          69,916,879          62,256,993
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (28,030,230)        (20,216,127)         (4,316,966)         (5,314,746)
       BOA Vision .................................       (15,387,759)        (10,214,372)         (5,133,252)         (5,818,593)
       BOA Enterprise .............................           (25,431)            (14,330)             (4,126)             (5,086)
                                                        -------------       -------------         -----------         -----------
     Net investment activity ......................       (38,370,369)        (20,278,077)         60,462,535          51,118,568
                                                        -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       852,659,180         582,531,833         496,639,090         423,878,325
  Cost of mutual fund shares sold .................      (546,357,146)       (421,522,045)       (562,909,611)       (424,592,843)
                                                        -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........       306,302,034         161,009,788         (66,270,521)           (714,518)
  Change in unrealized gain (loss) on investments .       422,649,010         330,693,565          53,535,570        (127,578,300)
                                                        -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............       728,951,044         491,703,353         (12,734,951)       (128,292,818)
                                                        -------------       -------------         -----------         -----------
  Reinvested capital gains ........................       318,968,052         265,940,840           2,613,715          39,559,131
                                                        -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,009,548,727         737,366,116          50,341,299         (37,615,119)
                                                        -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       192,599,641         181,501,856          35,505,524          84,716,749
  Transfers between funds .........................       287,973,979          58,879,586        (102,694,090)        (63,945,106)
  Redemptions .....................................      (404,893,606)       (194,431,314)        (90,093,350)        (79,994,258)
  Annuity benefits ................................          (529,423)           (254,430)            (76,714)            (64,108)
  Annual contract maintenance charge (note 2) .....        (1,369,566)         (1,169,401)           (206,545)           (250,706)
  Contingent deferred sales charges (note 2) ......        (4,094,967)         (2,499,712)         (1,174,747)           (968,813)
  Adjustments to maintain reserves ................           525,987             (85,859)             42,255              34,738
                                                        -------------       -------------         -----------         -----------
       Net equity transactions ....................        70,212,045          41,940,726        (158,697,667)        (60,471,504)
                                                        -------------       -------------         -----------         -----------

Net change in contract owners' equity .............     1,079,760,772         779,306,842        (108,356,368)        (98,086,623)
Contract owners' equity beginning of period .......     2,774,103,603       1,994,796,761         729,750,831         827,837,454
                                                        -------------       -------------         -----------         -----------
Contract owners' equity end of period .............     3,853,864,375       2,774,103,603         621,394,463         729,750,831
                                                        =============       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                       FidVIPOv                             FidVIPAM
                                                       -----------------------------------      --------------------------------
                                                             1999                1998               1999                1998
                                                       ---------------       -------------      ------------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      8,607,336          11,424,188        37,279,047          34,225,218
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (5,467,394)         (5,767,471)      (10,182,511)        (10,568,738)
       BOA Vision .................................         (2,354,358)         (2,267,521)       (4,364,687)         (4,231,809)
       BOA Enterprise .............................               (732)               (762)           (3,508)             (2,407)
                                                      ----------------         -----------     -------------       -------------
     Net investment activity ......................            784,852           3,388,434        22,728,341          19,422,264
                                                      ----------------         -----------     -------------       -------------

  Proceeds from mutual fund shares sold ...........      1,023,966,842         448,515,931       194,447,515         111,473,351
  Cost of mutual fund shares sold .................       (935,496,853)       (408,495,774)     (161,974,315)        (90,494,053)
                                                      ----------------         -----------     -------------       -------------
     Realized gain (loss) on investments ..........         88,469,989          40,020,157        32,473,200          20,979,298
  Change in unrealized gain (loss) on investments .        113,547,668         (11,007,004)       (3,889,803)         (3,096,910)
                                                      ----------------         -----------     -------------       -------------
     Net gain (loss) on investments ...............        202,017,657          29,013,153        28,583,397          17,882,388
                                                      ----------------         -----------     -------------       -------------
  Reinvested capital gains ........................         13,882,800          33,671,290        47,220,126         102,675,653
                                                      ----------------         -----------     -------------       -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        216,685,309          66,072,877        98,531,864         139,980,305
                                                      ----------------         -----------     -------------       -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         24,533,268          35,783,097        52,275,799          83,198,673
  Transfers between funds .........................        (42,115,481)        (47,526,193)      (73,018,699)        (45,694,699)
  Redemptions .....................................        (74,075,264)        (59,779,420)     (150,918,856)       (117,229,468)
  Annuity benefits ................................           (144,693)           (122,919)         (255,336)           (210,178)
  Annual contract maintenance charge (note 2) .....           (271,726)           (315,146)         (524,651)           (577,324)
  Contingent deferred sales charges (note 2) ......           (696,469)           (694,542)       (1,398,199)         (1,488,964)
  Adjustments to maintain reserves ................            (24,739)             (2,419)          (97,914)            (21,188)
                                                      ----------------         -----------     -------------       -------------
       Net equity transactions ....................        (92,795,104)        (72,657,542)     (173,937,856)        (82,023,148)
                                                      ----------------         -----------     -------------       -------------

Net change in contract owners' equity .............        123,890,205          (6,584,665)      (75,405,992)         57,957,157
Contract owners' equity beginning of period .......        578,773,393         585,358,058     1,138,558,288       1,080,601,131
                                                      ----------------         -----------     -------------       -------------
Contract owners' equity end of period .............   $    702,663,598         578,773,393     1,063,152,296       1,138,558,288
                                                      ================         ===========     =============       =============

                                                                  FidVIPCon                               FidVIPGrOp
                                                      ----------------------------------        --------------------------------
                                                           1999                1998                1999                  1998
                                                      -------------         ------------        -----------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       6,098,599           6,336,699           1,703,363             757,412
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (8,351,102)         (6,038,275)         (1,031,792)           (623,486)
       BOA Vision .................................     (10,086,258)         (7,641,255)         (1,475,219)           (837,609)
       BOA Enterprise .............................          (8,285)             (5,816)             (1,798)             (1,084)
                                                      -------------       -------------         -----------         -----------
     Net investment activity ......................     (12,347,046)         (7,348,647)           (805,446)           (704,767)
                                                      -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........     241,199,932         156,614,980          73,752,840          46,907,717
  Cost of mutual fund shares sold .................    (138,225,602)       (103,037,324)        (64,334,468)        (43,276,275)
                                                      -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........     102,974,330          53,577,656           9,418,372           3,631,442
  Change in unrealized gain (loss) on investments .     146,364,701         165,270,018          (6,734,513)         17,973,839
                                                      -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............     249,339,031         218,847,674           2,683,859          21,605,281
                                                      -------------       -------------         -----------         -----------
  Reinvested capital gains ........................      44,723,057          46,619,997           3,184,549           2,632,909
                                                      -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     281,715,042         258,119,024           5,062,962          23,533,423
                                                      -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     103,519,454         117,785,191          26,824,322          34,421,791
  Transfers between funds .........................      42,356,473          21,712,329          11,054,415          61,633,353
  Redemptions .....................................    (122,041,395)        (69,506,982)        (17,960,167)         (8,308,180)
  Annuity benefits ................................        (168,876)            (85,161)                (80)             (8,900)
  Annual contract maintenance charge (note 2) .....        (454,566)           (362,629)            (54,925)            (28,889)
  Contingent deferred sales charges (note 2) ......      (1,734,705)         (1,098,841)           (249,977)            (90,979)
  Adjustments to maintain reserves ................          86,354            (190,380)             31,463              20,282
                                                      -------------       -------------         -----------         -----------
       Net equity transactions ....................      21,562,739          68,253,527          19,645,051          87,638,478
                                                      -------------       -------------         -----------         -----------

Net change in contract owners' equity .............     303,277,781         326,372,551          24,708,013         111,171,901
Contract owners' equity beginning of period .......   1,224,548,927         898,176,376         158,829,125          47,657,224
                                                      -------------       -------------         -----------         -----------
Contract owners' equity end of period .............   1,527,826,708       1,224,548,927         183,537,138         158,829,125
                                                      =============       =============         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        MSEmMkt                               NSATCapAp
                                                       ------------------------------------       --------------------------------
                                                             1999                 1998                1999                1998
                                                       ---------------        -------------       -------------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      1,115,328             896,541           3,931,360           4,224,848
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................            (63,720)            (58,296)         (4,673,658)         (3,700,716)
       BOA Vision .................................            (64,832)            (62,351)         (3,991,780)         (3,266,685)
       BOA Enterprise .............................                (12)               (123)            (36,891)            (21,628)
                                                      ----------------           ---------         -----------         -----------
     Net investment activity ......................            986,764             775,771          (4,770,969)         (2,764,181)
                                                      ----------------           ---------         -----------         -----------

  Proceeds from mutual fund shares sold ...........         45,299,165          34,386,517         233,986,467         133,708,074
  Cost of mutual fund shares sold .................        (44,338,363)        (37,579,962)       (165,049,540)        (90,629,019)
                                                      ----------------           ---------         -----------         -----------
     Realized gain (loss) on investments ..........            960,802          (3,193,445)         68,936,927          43,079,055
  Change in unrealized gain (loss) on investments .            377,131            (588,871)        (84,072,383)         63,140,856
                                                      ----------------           ---------         -----------         -----------
     Net gain (loss) on investments ...............          1,337,933          (3,782,316)        (15,135,456)        106,219,911
                                                      ----------------           ---------         -----------         -----------
  Reinvested capital gains ........................               --                  --            37,362,531          19,370,613
                                                      ----------------           ---------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          2,324,697          (3,006,545)         17,456,106         122,826,343
                                                      ----------------           ---------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            726,818           1,603,596          55,980,590          79,993,702
  Transfers between funds .........................         (1,247,781)          2,595,520        (141,379,849)        176,934,765
  Redemptions .....................................           (981,714)           (600,107)        (67,256,237)        (44,265,008)
  Annuity benefits ................................               --                  --               (47,322)             (8,859)
  Annual contract maintenance charge (note 2) .....             (3,172)             (2,449)           (268,219)           (187,439)
  Contingent deferred sales charges (note 2) ......            (14,051)             (8,579)           (900,522)           (603,195)
  Adjustments to maintain reserves ................                120               3,560              85,260              31,933
                                                      ----------------           ---------         -----------         -----------
       Net equity transactions ....................         (1,519,780)          3,591,541        (153,786,299)        211,895,899
                                                      ----------------           ---------         -----------         -----------

Net change in contract owners' equity .............            804,917             584,996        (136,330,193)        334,722,242
Contract owners' equity beginning of period .......          8,731,806           8,146,810         698,327,731         363,605,489
                                                      ----------------           ---------         -----------         -----------
Contract owners' equity end of period .............   $      9,536,723           8,731,806         561,997,538         698,327,731
                                                      ================           =========         ===========         ===========


                                                                   NSATGvtBd                              NSATMyMkt
                                                      ----------------------------------      ----------------------------------
                                                          1999                  1998              1999                1998
                                                      -------------       --------------      -------------      ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      21,528,908          20,283,271          55,163,202          49,803,790
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (3,133,918)         (3,112,323)         (8,376,797)         (7,311,860)
       BOA Vision .................................      (2,334,737)         (1,819,228)         (7,343,223)         (5,795,865)
       BOA Enterprise .............................          (6,773)             (4,150)            (18,398)             (7,805)
                                                        -----------         -----------       -------------         -----------
     Net investment activity ......................      16,053,480          15,347,570          39,424,784          36,688,260
                                                        -----------         -----------       -------------         -----------

  Proceeds from mutual fund shares sold ...........     152,880,585         207,789,615       3,925,072,177       3,220,375,906
  Cost of mutual fund shares sold .................    (154,445,541)       (193,984,368)     (3,925,072,178)     (3,220,375,906)
                                                        -----------         -----------       -------------         -----------
     Realized gain (loss) on investments ..........      (1,564,956)         13,805,247                  (1)               --
  Change in unrealized gain (loss) on investments .     (30,662,357)         (6,851,480)               --                  --
                                                        -----------         -----------       -------------         -----------
     Net gain (loss) on investments ...............     (32,227,313)          6,953,767                  (1)               --
                                                        -----------         -----------       -------------         -----------
  Reinvested capital gains ........................         692,643           2,132,513                --                  --
                                                        -----------         -----------       -------------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     (15,481,190)         24,433,850          39,424,783          36,688,260
                                                        -----------         -----------       -------------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      38,828,964          39,548,416         163,808,405         264,092,504
  Transfers between funds .........................     (43,986,399)        121,987,540         528,119,178          69,584,573
  Redemptions .....................................     (61,218,569)        (43,099,055)       (397,696,244)       (235,028,324)
  Annuity benefits ................................         (54,129)            (24,316)            (25,861)            (33,165)
  Annual contract maintenance charge (note 2) .....        (155,958)           (162,551)           (379,402)           (329,944)
  Contingent deferred sales charges (note 2) ......        (580,850)           (471,441)         (5,693,000)         (3,229,365)
  Adjustments to maintain reserves ................          (6,144)            (20,225)            187,648             124,919
                                                        -----------         -----------       -------------         -----------
       Net equity transactions ....................     (67,173,085)        117,758,368         288,320,724          95,181,198
                                                        -----------         -----------       -------------         -----------

Net change in contract owners' equity .............     (82,654,275)        142,192,218         327,745,507         131,869,458
Contract owners' equity beginning of period .......     441,874,130         299,681,912         971,315,955         839,446,497
                                                        -----------         -----------       -------------         -----------
Contract owners' equity end of period .............     359,219,855         441,874,130       1,299,061,462         971,315,955
                                                        ===========         ===========       =============         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    NSATSmCapV                           NSATSmCo
                                                    -------------------------------------    ---------------------------------
                                                           1999                1998              1999                 1998
                                                    ----------------      ---------------    -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $         --                  --                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (290,153)            (31,885)       (1,517,642)         (1,700,513)
       BOA Vision .................................        (268,350)            (35,054)       (1,856,910)         (2,059,122)
       BOA Enterprise .............................            (623)                (83)           (7,577)             (8,482)
                                                     --------------          ----------       -----------         -----------
     Net investment activity ......................        (559,126)            (67,022)       (3,382,129)         (3,768,117)
                                                     --------------          ----------       -----------         -----------

  Proceeds from mutual fund shares sold ...........     155,811,318          43,832,595       244,386,183         261,860,480
  Cost of mutual fund shares sold .................    (152,202,720)        (42,411,426)     (229,277,666)       (254,018,492)
                                                     --------------          ----------       -----------         -----------
     Realized gain (loss) on investments ..........       3,608,598           1,421,169        15,108,517           7,841,988
  Change in unrealized gain (loss) on investments .      (3,160,159)            575,447        67,364,769          (2,212,959)
                                                     --------------          ----------       -----------         -----------
     Net gain (loss) on investments ...............         448,439           1,996,616        82,473,286           5,629,029
                                                     --------------          ----------       -----------         -----------
  Reinvested capital gains ........................       7,696,539                --          12,517,580                --
                                                     --------------          ----------       -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       7,585,852           1,929,594        91,608,737           1,860,912
                                                     --------------          ----------       -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       3,297,722             859,632        17,388,922          36,933,858
  Transfers between funds .........................      33,216,028          11,542,676       (41,108,002)        (26,891,714)
  Redemptions .....................................      (5,913,163)           (691,704)      (26,263,962)        (20,592,877)
  Annuity benefits ................................            --                  --             (34,022)            (24,125)
  Annual contract maintenance charge (note 2) .....         (10,940)             (1,173)          (98,855)           (105,259)
  Contingent deferred sales charges (note 2) ......         (83,345)             (8,593)         (353,868)           (293,623)
  Adjustments to maintain reserves ................             149                  87             3,543             (19,321)
                                                     --------------          ----------       -----------         -----------
       Net equity transactions ....................      30,506,451          11,700,925       (50,466,244)        (10,993,061)
                                                     --------------          ----------       -----------         -----------

Net change in contract owners' equity .............      38,092,303          13,630,519        41,142,493          (9,132,149)
Contract owners' equity beginning of period .......      13,630,519                --         281,418,074         290,550,223
                                                     --------------          ----------       -----------         -----------
Contract owners' equity end of period .............  $   51,722,822          13,630,519       322,560,567         281,418,074
                                                     ==============          ==========       ===========         ===========

                                                                      NSATTotRe                                NBAMTGro
                                                        ---------------------------------      ------------------------------------
                                                              1999               1998                1999                1998
                                                        --------------      -------------      ---------------     ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         7,868,622          12,035,844                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (9,209,895)         (8,914,235)         (4,216,248)         (4,492,337)
       BOA Vision .................................        (7,172,161)         (6,595,435)         (1,483,794)         (1,605,250)
       BOA Enterprise .............................           (56,882)            (44,307)             (2,934)             (2,546)
                                                        -------------       -------------         -----------         -----------
     Net investment activity ......................        (8,570,316)         (3,518,133)         (5,702,976)         (6,100,133)
                                                        -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       218,186,595          98,753,814         291,447,611         232,023,189
  Cost of mutual fund shares sold .................      (115,795,523)        (54,160,507)       (300,669,747)       (234,618,122)
                                                        -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........       102,391,072          44,593,307          (9,222,136)         (2,594,933)
  Change in unrealized gain (loss) on investments .       (71,821,569)         82,128,581         174,435,551         (55,314,235)
                                                        -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............        30,569,503         126,721,888         165,213,415         (57,909,168)
                                                        -------------       -------------         -----------         -----------
  Reinvested capital gains ........................        43,408,692          48,037,783          23,683,476         124,274,598
                                                        -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        65,407,879         171,241,538         183,193,915          60,265,297
                                                        -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        83,859,132         144,141,140          17,172,088          28,776,863
  Transfers between funds .........................       (90,426,844)        (18,161,876)        (33,256,054)        (34,982,287)
  Redemptions .....................................      (124,297,518)        (98,751,498)        (59,895,170)        (46,230,014)
  Annuity benefits ................................          (252,159)           (194,097)           (104,449)            (83,808)
  Annual contract maintenance charge (note 2) .....          (572,602)           (517,264)           (225,587)           (257,911)
  Contingent deferred sales charges (note 2) ......        (1,497,675)         (1,246,430)           (514,810)           (499,129)
  Adjustments to maintain reserves ................            46,343              49,874              16,613             (42,003)
                                                        -------------       -------------         -----------         -----------
       Net equity transactions ....................      (133,141,323)         25,319,849         (76,807,369)        (53,318,289)
                                                        -------------       -------------         -----------         -----------

Net change in contract owners' equity .............       (67,733,444)        196,561,387         106,386,546           6,947,008
Contract owners' equity beginning of period .......     1,231,708,938       1,035,147,551         484,441,048         477,494,040
                                                        -------------       -------------         -----------         -----------
Contract owners' equity end of period .............     1,163,975,494       1,231,708,938         590,827,594         484,441,048
                                                        =============       =============         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        NBAMTGuard                              NBAMTLMat
                                                       -------------------------------------      --------------------------------
                                                               1999                1998                1999                1998
                                                       ---------------      ----------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        165,509                --             9,460,320          11,658,274
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (317,782)           (101,891)         (1,237,911)         (1,461,067)
       BOA Vision .................................           (390,204)           (175,876)           (878,556)         (1,044,829)
       BOA Enterprise .............................             (1,086)               (340)               (700)               (942)
                                                      ----------------          ----------         -----------         -----------
     Net investment activity ......................           (543,563)           (278,107)          7,343,153           9,151,436
                                                      ----------------          ----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........         38,047,247          27,174,222          51,883,477          67,231,619
  Cost of mutual fund shares sold .................        (34,135,139)        (30,893,655)        (53,710,296)        (69,328,641)
                                                      ----------------          ----------         -----------         -----------
     Realized gain (loss) on investments ..........          3,912,108          (3,719,433)         (1,826,819)         (2,097,022)
  Change in unrealized gain (loss) on investments .          1,558,246           1,222,564          (5,412,296)         (1,610,865)
                                                      ----------------          ----------         -----------         -----------
     Net gain (loss) on investments ...............          5,470,354          (2,496,869)         (7,239,115)         (3,707,887)
                                                      ----------------          ----------         -----------         -----------
  Reinvested capital gains ........................               --                  --                  --                  --
                                                      ----------------          ----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          4,926,791          (2,774,976)            104,038           5,443,549
                                                      ----------------          ----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          6,652,796           2,669,820           9,041,909          23,144,819
  Transfers between funds .........................          7,127,420          40,976,322         (23,713,726)        (13,621,857)
  Redemptions .....................................         (8,699,070)         (2,970,574)        (23,363,372)        (24,447,184)
  Annuity benefits ................................               --                  --               (49,054)            (19,554)
  Annual contract maintenance charge (note 2) .....            (14,896)             (4,885)            (52,172)            (61,292)
  Contingent deferred sales charges (note 2) ......           (115,042)            (35,504)           (212,723)           (209,330)
  Adjustments to maintain reserves ................                183                (191)             (6,783)              5,646
                                                      ----------------          ----------         -----------         -----------
       Net equity transactions ....................          4,951,391          40,634,988         (38,355,921)        (15,208,752)
                                                      ----------------          ----------         -----------         -----------

Net change in contract owners' equity .............          9,878,182          37,860,012         (38,251,883)         (9,765,203)
Contract owners' equity beginning of period .......         37,860,012                --           178,684,975         188,450,178
                                                      ----------------          ----------         -----------         -----------
Contract owners' equity end of period .............   $     47,738,194          37,860,012         140,433,092         178,684,975
                                                      ================          ==========         ===========         ===========

                                                                NBAMTPart                                 OppBdFd
                                                      ----------------------------------       ---------------------------------
                                                           1999               1998                 1999               1998
                                                      -------------       --------------       -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       7,337,748           3,116,604          15,414,869           4,888,363
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (3,341,574)         (4,534,910)         (1,934,416)         (1,946,480)
       BOA Vision .................................      (4,626,485)         (5,859,017)         (2,370,252)         (2,306,525)
       BOA Enterprise .............................          (7,538)             (9,661)             (3,480)             (2,200)
                                                        -----------         -----------         -----------         -----------
     Net investment activity ......................        (637,849)         (7,286,984)         11,106,721             633,158
                                                        -----------         -----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........     239,904,147         323,653,191          76,868,485          72,961,916
  Cost of mutual fund shares sold .................    (222,571,480)       (285,611,423)        (76,262,770)        (68,091,867)
                                                        -----------         -----------         -----------         -----------
     Realized gain (loss) on investments ..........      17,332,667          38,041,768             605,715           4,870,049
  Change in unrealized gain (loss) on investments .       4,613,141        (112,673,667)        (22,578,962)          6,100,995
                                                        -----------         -----------         -----------         -----------
     Net gain (loss) on investments ...............      21,945,808         (74,631,899)        (21,973,247)         10,971,044
                                                        -----------         -----------         -----------         -----------
  Reinvested capital gains ........................      12,761,301          98,173,016           1,480,371           4,423,968
                                                        -----------         -----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      34,069,260          16,254,133          (9,386,155)         16,028,170
                                                        -----------         -----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      35,843,727         106,356,098          22,252,034          38,178,922
  Transfers between funds .........................    (159,119,927)       (179,019,279)        (24,451,635)         20,835,559
  Redemptions .....................................     (53,932,839)        (54,732,674)        (37,766,569)        (27,001,741)
  Annuity benefits ................................         (28,192)            (14,950)            (54,720)            (62,643)
  Annual contract maintenance charge (note 2) .....        (212,817)           (238,809)            (93,232)            (96,177)
  Contingent deferred sales charges (note 2) ......        (793,907)           (785,338)           (487,790)           (362,728)
  Adjustments to maintain reserves ................          (6,839)               (732)            (50,476)              1,178
                                                        -----------         -----------         -----------         -----------
       Net equity transactions ....................    (178,250,794)       (128,435,684)        (40,652,388)         31,492,370
                                                        -----------         -----------         -----------         -----------

Net change in contract owners' equity .............    (144,181,534)       (112,181,551)        (50,038,543)         47,520,540
Contract owners' equity beginning of period .......     665,008,012         777,189,563         338,486,831         290,966,291
                                                        -----------         -----------         -----------         -----------
Contract owners' equity end of period .............     520,826,478         665,008,012         288,448,288         338,486,831
                                                        ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         OppGISec                           OppGro
                                                       ------------------------------------     -------------------------------
                                                              1999                 1998                1999            1998
                                                       ---------------       --------------     --------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      6,228,265          10,856,886             374,223         188,351
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (3,866,796)         (3,496,341)           (966,386)       (275,168)
       BOA Vision .................................         (4,038,563)         (3,604,162)           (879,203)       (239,248)
       BOA Enterprise .............................             (2,009)             (1,733)             (2,309)           (731)
                                                      ----------------         -----------         -----------      ----------
     Net investment activity ......................         (1,679,103)          3,754,650          (1,473,675)       (326,796)
                                                      ----------------         -----------         -----------      ----------

  Proceeds from mutual fund shares sold ...........        230,947,138         125,576,767         109,609,431      17,011,520
  Cost of mutual fund shares sold .................       (158,158,040)        (88,844,140)        (95,003,738)    (17,085,617)
                                                      ----------------         -----------         -----------      ----------
     Realized gain (loss) on investments ..........         72,789,098          36,732,627          14,605,693         (74,097)
  Change in unrealized gain (loss) on investments .        197,811,280         (21,261,831)         33,668,784       6,064,468
                                                      ----------------         -----------         -----------      ----------
     Net gain (loss) on investments ...............        270,600,378          15,470,796          48,274,477       5,990,371
                                                      ----------------         -----------         -----------      ----------
  Reinvested capital gains ........................         17,453,216          40,867,407           4,110,735       2,272,563
                                                      ----------------         -----------         -----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        286,374,491          60,092,853          50,911,537       7,936,138
                                                      ----------------         -----------         -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         30,974,273          51,559,320          19,405,784      16,030,396
  Transfers between funds .........................         13,489,169         (20,304,286)         93,474,901      26,102,066
  Redemptions .....................................        (58,376,318)        (37,751,898)        (18,328,101)     (2,687,765)
  Annuity benefits ................................            (66,897)            (42,320)             (9,494)         (3,335)
  Annual contract maintenance charge (note 2) .....           (194,429)           (192,525)            (53,674)        (13,027)
  Contingent deferred sales charges (note 2) ......           (756,679)           (520,846)           (198,997)        (30,325)
  Adjustments to maintain reserves ................            118,199             (20,237)             (4,108)         31,362
                                                      ----------------         -----------         -----------      ----------
       Net equity transactions ....................        (14,812,682)         (7,272,792)         94,286,311      39,429,372
                                                      ----------------         -----------         -----------      ----------

Net change in contract owners' equity .............        271,561,809          52,820,061         145,197,848      47,365,510
Contract owners' equity beginning of period .......        542,142,739         489,322,678          63,555,624      16,190,114
                                                      ----------------         -----------         -----------      ----------
Contract owners' equity end of period .............   $    813,704,548         542,142,739         208,753,472      63,555,624
                                                      ================         ===========         ===========      ==========

                                                                      OppMult                              StOpp2
                                                       ----------------------------------       ---------------------------------
                                                             1999                 1998               1999                1998
                                                       -------------         ------------       -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       10,981,914           3,212,145                --             1,848,130
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (2,175,410)         (2,450,308)         (7,048,982)         (6,768,918)
       BOA Vision .................................       (2,039,541)         (2,206,025)         (4,034,285)         (3,890,877)
       BOA Enterprise .............................           (2,810)             (2,886)             (5,749)             (5,469)
                                                         -----------         -----------         -----------         -----------
     Net investment activity ......................        6,764,153          (1,447,074)        (11,089,016)         (8,817,134)
                                                         -----------         -----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       69,845,512          41,801,113         228,074,545         193,720,998
  Cost of mutual fund shares sold .................      (56,383,590)        (33,330,835)       (174,655,731)       (137,667,518)
                                                         -----------         -----------         -----------         -----------
     Realized gain (loss) on investments ..........       13,461,922           8,470,278          53,418,814          56,053,480
  Change in unrealized gain (loss) on investments .       (5,740,060)         (9,193,583)        109,728,017         (62,980,528)
                                                         -----------         -----------         -----------         -----------
     Net gain (loss) on investments ...............        7,721,862            (723,305)        163,146,831          (6,927,048)
                                                         -----------         -----------         -----------         -----------
  Reinvested capital gains ........................       15,885,380          18,630,439          85,940,550         101,358,207
                                                         -----------         -----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       30,371,395          16,460,060         237,998,365          85,614,025
                                                         -----------         -----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       15,845,234          36,934,558          37,535,540          61,374,281
  Transfers between funds .........................      (42,513,072)        (27,844,235)        (45,347,859)        (62,713,711)
  Redemptions .....................................      (36,045,246)        (33,380,272)        (94,240,143)        (60,899,142)
  Annuity benefits ................................          (60,336)            (41,603)            (65,711)            (63,802)
  Annual contract maintenance charge (note 2) .....         (123,285)           (137,253)           (342,464)           (360,713)
  Contingent deferred sales charges (note 2) ......         (375,497)           (425,530)         (1,055,468)           (814,460)
  Adjustments to maintain reserves ................            3,973             (12,023)             13,722               3,809
                                                         -----------         -----------         -----------         -----------
       Net equity transactions ....................      (63,268,229)        (24,906,358)       (103,502,383)        (63,473,738)
                                                         -----------         -----------         -----------         -----------

Net change in contract owners' equity .............      (32,896,834)         (8,446,298)        134,495,982          22,140,287
Contract owners' equity beginning of period .......      332,525,906         340,972,204         786,368,057         764,227,770
                                                         -----------         -----------         -----------         -----------
Contract owners' equity end of period .............      299,629,072         332,525,906         920,864,039         786,368,057
                                                         ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        StDisc2                                 StIntStk2
                                                       ------------------------------------      ---------------------------------
                                                               1999               1998                  1999                 1998
                                                       ----------------      --------------      ---------------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $           --                  --               138,546             531,928
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (1,105,188)         (1,451,734)           (274,456)           (263,007)
       BOA Vision .................................           (708,796)           (935,260)           (343,406)           (348,046)
       BOA Enterprise .............................               (374)               (477)               (460)               (326)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................         (1,814,358)         (2,387,471)           (479,776)            (79,451)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........         77,903,728          81,516,149         145,476,420          52,143,627
  Cost of mutual fund shares sold .................        (83,032,990)        (73,384,284)       (130,387,481)        (61,140,929)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (5,129,262)          8,131,865          15,088,939          (8,997,302)
  Change in unrealized gain (loss) on investments .        (13,708,257)          1,124,195          25,244,195           6,694,716
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............        (18,837,519)          9,256,060          40,333,134          (2,302,586)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................         20,481,549           2,856,579                --                  --
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           (170,328)          9,725,168          39,853,358          (2,382,037)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          7,639,379          13,493,166           2,463,219           4,412,210
  Transfers between funds .........................        (30,800,199)        (28,949,271)         25,990,469         (10,811,583)
  Redemptions .....................................        (16,279,030)        (14,296,989)         (5,279,553)         (3,576,372)
  Annuity benefits ................................            (11,538)            (10,191)             (5,184)             (4,776)
  Annual contract maintenance charge (note 2) .....            (69,659)            (92,275)            (16,210)            (17,559)
  Contingent deferred sales charges (note 2) ......           (220,909)           (225,995)            (74,931)            (55,830)
  Adjustments to maintain reserves ................                 (8)            (15,647)              3,770              (5,143)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (39,741,964)        (30,097,202)         23,081,580         (10,059,053)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        (39,912,292)        (20,372,034)         62,934,938         (12,441,090)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........        174,894,389         195,266,423          37,277,231          49,718,321
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $    134,982,097         174,894,389         100,212,169          37,277,231
                                                      ================    ================    ================    ================

                                                                      VEWrldBd                               VEWrldEMkt
                                                           -------------------------------       ---------------------------------
                                                               1999                1998               1999                1998
                                                           ------------        -----------       -------------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          3,808,176             874,183                --               606,759
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (619,697)           (780,003)           (561,374)           (339,625)
       BOA Vision .................................           (479,059)           (569,654)           (476,399)           (355,352)
       BOA Enterprise .............................               (161)               (230)             (1,380)               (728)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................          2,709,259            (475,704)         (1,039,153)            (88,946)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........         76,447,420          69,501,826         215,014,766          93,885,231
  Cost of mutual fund shares sold .................        (78,440,054)        (64,533,774)       (184,370,544)       (142,305,956)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (1,992,634)          4,968,052          30,644,222         (48,420,725)
  Change in unrealized gain (loss) on investments .        (10,749,478)          6,347,948          31,567,954          27,275,773
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............        (12,742,112)         11,316,000          62,212,176         (21,144,952)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................          1,701,526                --                  --               539,341
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (8,331,327)         10,840,296          61,173,023         (20,694,557)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          3,783,861           5,953,441           4,868,337           8,718,923
  Transfers between funds .........................        (14,694,471)         (2,334,954)         62,522,529         (25,081,916)
  Redemptions .....................................        (13,131,006)        (12,034,561)        (11,272,856)         (5,537,310)
  Annuity benefits ................................            (15,952)            (11,719)             (2,076)             (2,591)
  Annual contract maintenance charge (note 2) .....            (32,133)            (39,304)            (30,204)            (24,163)
  Contingent deferred sales charges (note 2) ......           (134,638)           (134,345)           (126,235)            (76,401)
  Adjustments to maintain reserves ................             (1,769)            (57,710)             56,153             (41,405)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (24,226,108)         (8,659,152)         56,015,648         (22,044,863)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        (32,557,435)          2,181,144         117,188,671         (42,739,420)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........         99,446,008          97,264,864          35,036,893          77,776,313
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............         66,888,573          99,446,008         152,225,564          35,036,893
                                                      ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                      VEWrldHAs                                MSRESec
                                                        ------------------------------------      --------------------------------
                                                               1999               1998                1999                1998
                                                        ---------------      ---------------      ------------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        987,982             711,661           8,729,269             393,097
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (594,433)           (800,231)           (774,460)         (1,314,258)
       BOA Vision .................................           (342,876)           (438,740)           (936,460)         (1,509,947)
       BOA Enterprise .............................               (792)               (892)             (1,814)             (2,421)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................             49,881            (528,202)          7,016,535          (2,433,529)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........        144,918,510         110,716,383          82,657,939         109,606,337
  Cost of mutual fund shares sold .................       (146,155,124)       (157,079,801)       (100,253,658)       (107,603,836)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (1,236,614)        (46,363,418)        (17,595,719)          2,002,501
  Change in unrealized gain (loss) on investments .         12,197,845          (5,019,280)          4,955,891         (34,053,106)
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............         10,961,231         (51,382,698)        (12,639,828)        (32,050,605)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................               --            17,475,241                --             3,868,070
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         11,011,112         (34,435,659)         (5,623,293)        (30,616,064)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          3,038,705           6,023,164           6,177,588          22,405,804
  Transfers between funds .........................         (3,908,212)        (25,954,967)        (45,033,593)        (84,189,451)
  Redemptions .....................................        (10,586,825)         (8,770,856)        (13,814,114)        (16,396,178)
  Annuity benefits ................................             (9,477)             (8,819)             (6,095)            (23,453)
  Annual contract maintenance charge (note 2) .....            (38,579)            (51,034)            (43,795)            (65,816)
  Contingent deferred sales charges (note 2) ......           (130,954)           (112,511)           (188,244)           (213,235)
  Adjustments to maintain reserves ................              5,697             (61,663)            (65,345)            (13,239)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (11,629,645)        (28,936,686)        (52,973,598)        (78,495,568)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............           (618,533)        (63,372,345)        (58,596,891)       (109,111,632)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........         63,818,047         127,190,392         159,566,073         268,677,705
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $     63,199,514          63,818,047         100,969,182         159,566,073
                                                      ================    ================    ================    ================

                                                                     WPIntEq                                WPPVenCap
                                                      ----------------------------------        ---------------------------------
                                                           1999                 1998                 1999                1998
                                                      --------------        ------------        -------------       --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          2,495,376           1,248,393                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (1,261,922)         (1,543,369)           (169,484)           (124,501)
       BOA Vision .................................         (1,728,970)         (2,099,581)           (191,698)           (121,909)
       BOA Enterprise .............................               (687)             (1,148)               (371)               (383)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................           (496,203)         (2,395,705)           (361,553)           (246,793)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........        219,304,970         175,012,080          69,208,671          41,505,314
  Cost of mutual fund shares sold .................       (212,188,702)       (175,381,602)        (64,722,902)        (41,036,519)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........          7,116,268            (369,522)          4,485,769             468,795
  Change in unrealized gain (loss) on investments .         92,169,127          16,362,407          11,911,468             652,131
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............         99,285,395          15,992,885          16,397,237           1,120,926
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................               --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         98,789,192          13,597,180          16,035,684             874,133
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         11,104,931          24,541,336           1,290,625           2,630,810
  Transfers between funds .........................        (29,145,536)        (77,448,000)         21,079,024           5,896,486
  Redemptions .....................................        (22,034,224)        (19,392,829)         (2,211,372)         (1,865,017)
  Annuity benefits ................................            (24,154)            (14,068)               --                  --
  Annual contract maintenance charge (note 2) .....            (69,965)            (86,940)             (7,942)             (6,719)
  Contingent deferred sales charges (note 2) ......           (320,609)           (269,510)            (23,526)            (22,616)
  Adjustments to maintain reserves ................            (28,755)             (7,444)                510                (184)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (40,518,312)        (72,677,455)         20,127,319           6,632,760
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............         58,270,880         (59,080,275)         36,163,003           7,506,893
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........        227,695,750         286,776,025          22,185,686          14,678,793
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............        285,966,630         227,695,750          58,348,689          22,185,686
                                                      ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                   WPSmCoGr
                                                      ---------------------------------
                                                           1999              1998
                                                      --------------     --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        --               --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (1,941,904)      (2,148,938)
       BOA Vision .................................      (2,107,808)      (2,437,919)
       BOA Enterprise .............................          (4,194)          (4,146)
                                                      -------------      -----------
     Net investment activity ......................      (4,053,906)      (4,591,003)

  Proceeds from mutual fund shares sold ...........     186,780,446      234,905,719
  Cost of mutual fund shares sold .................    (177,277,460)    (206,336,848)
                                                      -------------      -----------
     Realized gain (loss) on investments ..........       9,502,986       28,568,871
  Change in unrealized gain (loss) on investments .     160,031,891      (37,572,573)
                                                      -------------      -----------
     Net gain (loss) on investments ...............     169,534,877       (9,003,702)
                                                      -------------      -----------
  Reinvested capital gains ........................      13,490,381             --
                                                      -------------      -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     178,971,352      (13,594,705)
                                                      -------------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      16,264,792       35,864,595
  Transfers between funds .........................      (5,815,079)     (60,145,996)
  Redemptions .....................................     (29,565,663)     (24,045,876)
  Annuity benefits ................................         (19,326)         (16,707)
  Annual contract maintenance charge (note 2) .....        (114,049)        (131,597)
  Contingent deferred sales charges (note 2) ......        (439,142)        (375,448)
  Adjustments to maintain reserves ................         (46,325)          (8,986)
                                                      -------------      -----------
       Net equity transactions ....................     (19,734,792)     (48,860,015)
                                                      -------------      -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............     159,236,560      (62,454,720)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     320,942,393      383,397,113
                                                      -------------      -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 480,178,953      320,942,393
                                                      =============      ===========

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                  (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust
              (Van Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.

                                                                                                           ANNUAL
 Contract owners' equity represented by:                  UNITS      UNIT VALUE                            RETURN*
                                                          -----      ----------                            -------
   Contracts in accumulation phase:

      The BEST OF AMERICA(R)contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ........................      2,993,387   $20.288854    $60,732,392              9%
            Non-tax qualified ....................      2,262,657    20.288854     45,906,718              9%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ........................      4,817,273    35.454211    170,792,613             62%
            Non-tax qualified ....................      3,045,420    35.454211    107,972,963             62%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................      1,943,758    12.610627     24,512,007             16%
            Non-tax qualified ....................      1,542,249    12.610627     19,448,727             16%
         American Century VP -
         American Century VP International:
            Tax qualified ........................      4,788,991    26.102697    125,005,581             62%
            Non-tax qualified ....................      3,629,927    26.102697     94,750,885             62%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................      1,174,368    12.777944     15,006,009             (2)%
            Non-tax qualified ....................        817,538    12.777944     10,446,455             (2)%
         American VI Series - Growth Fund:
            Tax qualified ........................        329,837    65.428997     21,580,904             56%
            Non-tax qualified ....................        305,636    65.428997     19,997,457             56%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified ........................         52,930    26.601827      1,408,035              4%
            Non-tax qualified ....................         25,649    26.601827        682,310              4%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified ........................        107,804    20.644287      2,225,537             (2)%
            Non-tax qualified ....................         61,401    20.644287      1,267,580             (2)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................      4,030,454    35.410022    142,718,465             28%
            Non-tax qualified ....................      1,978,560    35.410022     70,060,853             28%
         Dreyfus Stock Index Fund:
            Tax qualified ........................     17,799,123    32.559249    579,526,078             19%
            Non-tax qualified ....................     11,325,336    32.559249    368,744,435             19%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................      3,922,324    14.410358     56,522,093             10%
            Non-tax qualified ....................      3,038,562    14.410358     43,786,766             10%
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified ........................      1,570,276    14.584456     22,901,621             15%
            Non-tax qualified ....................        868,629    14.584456     12,668,481             15%

                                                                                                             ANNUAL
                                                          UNITS        UNIT VALUE                            RETURN*
                                                          -----        ----------                            -------

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified .........................       19,571,229    41.001029      802,440,528                5%
            Non-tax qualified .....................       13,729,592    41.001029      562,927,400                5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified .........................       17,654,023    87.627336    1,546,975,005               36%
            Non-tax qualified .....................       10,898,528    87.627336      955,008,975               36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified .........................        5,005,619    28.744305      143,883,039                7%
            Non-tax qualified .....................        4,973,296    28.744305      142,953,937                7%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified .........................        9,748,843    28.588402      278,703,843               41%
            Non-tax qualified .....................        7,678,932    28.588402      219,528,395               41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified .........................       15,977,617    30.281181      483,821,112               10%
            Non-tax qualified .....................        8,956,320    30.281181      271,207,947               10%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified .........................       17,065,996    25.553458      436,095,212               23%
            Non-tax qualified .....................       11,175,042    25.553458      285,560,966               23%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified .........................        3,449,404    13.838158       47,733,398                3%
            Non-tax qualified .....................        2,173,640    13.838158       30,079,174                3%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .........................          288,028     8.855527        2,550,640               28%
            Non-tax qualified .....................          248,251     8.855527        2,198,393               28%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .........................        5,806,110    31.511115      182,957,000                3%
            Non-tax qualified .....................        4,182,646    31.511115      131,799,839                3%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified .........................        3,473,447    33.975979      118,013,762               (4)%
            Non-tax qualified .....................        2,665,502    33.886230       90,323,814               (4)%
         Nationwide SAT - Money Market Fund:
            Tax qualified .........................       14,904,403    24.724254      368,500,245                3%
            Non-tax qualified .....................       13,973,502    24.724254      345,484,413                3%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .........................        1,353,503    10.761293       14,565,442               26%
            Non-tax qualified .....................        1,205,250    10.761293       12,970,048               26%
         Nationwide SAT - Small Company Fund:
            Tax qualified .........................        4,271,874    22.704085       96,988,990               42%
            Non-tax qualified .....................        2,440,861    22.704085       55,417,516               42%
         Nationwide SAT - Total Return Fund:
            Tax qualified .........................        4,059,346    98.542231      400,017,011                6%
            Non-tax qualified .....................        2,763,449    96.004702      265,304,098                6%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified .........................        4,044,236    64.133277      259,370,108               48%
            Non-tax qualified .....................        2,742,557    64.133277      175,889,168               48%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .........................        1,353,607    10.529949       14,253,413               13%
            Non-tax qualified .....................          853,290    10.529949        8,985,100               13%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                                              ANNUAL
                                             UNITS      UNIT VALUE                            RETURN*
                                             -----      ----------                            -------

Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .....................      2,335,659    18.256157     42,640,157              0%
   Non-tax qualified .................      2,158,879    18.256157     39,412,834              0%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .....................      5,884,748    24.366392    143,390,077              6%
   Non-tax qualified .................      3,370,801    24.366392     82,134,259              6%
Oppenheimer VAF - Bond Fund:
   Tax qualified .....................      3,880,174    19.177103     74,410,496             (3)%
   Non-tax qualified .................      3,059,336    19.177103     58,669,202             (3)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .....................      9,268,259    28.241523    261,749,750             56%
   Non-tax qualified .................      5,359,593    28.241523    151,363,069             56%
Oppenheimer VAF - Growth Fund:
   Tax qualified .....................      3,453,476    17.844166     61,624,399             40%
   Non-tax qualified .................      2,323,662    17.844166     41,463,810             40%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified .....................      3,877,701    24.251858     94,041,454             10%
   Non-tax qualified .................      2,651,955    24.251858     64,314,836             10%
Strong Opportunity Fund II, Inc.:
   Tax qualified .....................      9,527,297    38.936728    370,961,772             33%
   Non-tax qualified .................      5,774,365    38.936728    224,834,879             33%
Strong VIF - Strong Discovery Fund II:
   Tax qualified .....................      2,501,155    19.472227     48,703,058              4%
   Non-tax qualified .................      1,756,743    19.472227     34,207,698              4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified .....................      1,564,106    16.513647     25,829,094             85%
   Non-tax qualified .................      1,447,666    16.513647     23,906,245             85%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified .....................      1,308,320    14.942949     19,550,159             (9)%
   Non-tax qualified .................      1,204,939    14.942949     18,005,342             (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .....................      4,194,956    11.300054     47,403,229             98%
   Non-tax qualified .................      3,528,130    11.300054     39,868,060             98%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .....................      1,664,942    12.830391     21,361,857             19%
   Non-tax qualified .................      1,580,973    12.830391     20,284,502             19%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .....................      1,634,204    14.892896     24,338,030             (5)%
   Non-tax qualified .................      1,515,882    14.892896     22,575,873             (5)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .....................      4,185,969    17.579480     73,587,158             51%
   Non-tax qualified .................      3,074,281    17.579480     54,044,261             51%

                                                                                                        ANNUAL
                                                          UNITS     UNIT VALUE                          RETURN*
                                                          -----     ----------                          -------
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
           Tax qualified .........................        731,811    19.288213     14,115,326             61%
           Non-tax qualified .....................        644,703    19.288213     12,435,169             61%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
           Tax qualified .........................      5,376,375    25.523630    137,224,606             67%
           Non-tax qualified .....................      3,969,098    25.523630    101,305,789             67%
      The BEST OF AMERICA(R)Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ........................         14,335    16.380267        234,811              9%
            Non-tax qualified ....................          7,824    16.380267        128,159              9%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ........................          8,735    14.255724        124,524             63%
            Non-tax qualified ....................         11,822    14.255724        168,531             63%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................          1,026    12.717310         13,048             17%
            Non-tax qualified ....................          4,483    12.717310         57,012             17%
         American Century VP -
         American Century VP International:
            Tax qualified ........................          4,359    26.516535        115,586             63%
            Non-tax qualified ....................         13,690    26.516535        363,011             63%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................          1,152    12.974490         14,947             (2)%
            Non-tax qualified ....................          9,794    12.974490        127,072             (2)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................         22,160    26.214069        580,904             29%
            Non-tax qualified ....................         22,246    26.214069        583,158             29%
         Dreyfus Stock Index Fund:
            Tax qualified ........................         74,500    25.799667      1,922,075             20%
            Non-tax qualified ....................         68,798    25.799667      1,774,965             20%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................         12,082    14.590853        176,287             11%
            Non-tax qualified ....................         18,270    14.590853        266,575             11%
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified ........................         16,572    14.808738        245,410             16%
            Non-tax qualified ....................         14,293    14.808738        211,661             16%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ........................         43,344    18.055454        782,596              5%
            Non-tax qualified ....................         51,700    18.055454        933,467              5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ........................         82,625    25.356659      2,095,094             36%
            Non-tax qualified ....................         81,025    25.356659      2,054,523             36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ........................         14,864    13.653329        202,943              7%
            Non-tax qualified ....................         17,568    13.653329        239,862              7%

                                                                     (Continued)

                                                                                                        ANNUAL
                                                          UNITS     UNIT VALUE                          RETURN*
                                                          -----     ----------                          -------

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................          2,104    20.621533         43,388             41%
   Non-tax qualified .............................          7,979    20.621533        164,539             41%
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................         12,271    18.026981        221,209             10%
   Non-tax qualified .............................         13,357    18.026981        240,786             10%
Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................         23,709    24.040622        569,979             23%
   Non-tax qualified .............................         34,729    24.040622        834,907             23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified .................................          7,053    14.011528         98,823              3%
   Non-tax qualified .............................          9,281    14.011528        130,041              3%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .................................             50     8.966597            448             28%
   Non-tax qualified .............................            133     8.966597          1,193             28%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .................................        104,816    23.962791      2,511,684              3%
   Non-tax qualified .............................         88,233    23.962791      2,114,309              3%
Nationwide SAT -
Government Bond Fund:
   Tax qualified .................................         29,229    11.994653        350,592             (3)%
   Non-tax qualified .............................         14,829    11.994653        177,869             (3)%
Nationwide SAT - Money Market Fund:
   Tax qualified .................................        134,873    11.916889      1,607,267              4%
   Non-tax qualified .............................        126,746    11.916889      1,510,418              4%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .................................          2,089    10.852397         22,671             27%
   Non-tax qualified .............................          7,843    10.852397         85,115             27%
Nationwide SAT - Small Company Fund:
   Tax qualified .................................         19,469    23.169876        451,094             43%
   Non-tax qualified .............................         39,060    23.169876        905,015             43%
Nationwide SAT - Total Return Fund:
   Tax qualified .................................        177,942    20.248322      3,603,027              6%
   Non-tax qualified .............................        167,513    20.248322      3,391,857              6%
Neuberger & Berman AMT -
Growth Portfolio:
   Tax qualified .................................          9,923    23.621161        234,393             49%
   Non-tax qualified .............................         13,920    23.621161        328,807             49%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .................................          2,542    10.619078         26,994             14%
   Non-tax qualified .............................          5,246    10.619078         55,708             14%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .................................          2,305    11.627287         26,801              1%
   Non-tax qualified .............................          2,858    11.627287         33,231              1%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .................................         22,673    19.476219        441,584              7%
   Non-tax qualified .............................         22,752    19.476219        443,123              7%

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

Oppenheimer VAF - Bond Fund:
   Tax qualified .................................          5,049    11.996138         60,569             (2)%
   Non-tax qualified .............................         17,880    11.996138        214,491             (2)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .................................          8,666    25.475921        220,774             57%
   Non-tax qualified .............................          6,769    25.475921        172,447             57%
Oppenheimer VAF - Growth Fund:
   Tax qualified .................................         19,261    18.067674        348,001             41%
   Non-tax qualified .............................         10,498    18.067674        189,674             41%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified .................................          9,461    16.105297        152,372             11%
   Non-tax qualified .............................         10,611    16.105297        170,893             11%
Strong Opportunity Fund II, Inc.:
   Tax qualified .................................         18,413    23.278533        428,628             34%
   Non-tax qualified .............................         17,006    23.278533        395,875             34%
Strong VIF - Strong Discovery Fund II:
   Tax qualified .................................            998    12.830259         12,805              4%
   Non-tax qualified .............................          3,667    12.830259         47,049              4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified .................................          6,332    16.768723        106,180             86%
   Non-tax qualified .............................            826    16.768723         13,851             86%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified .................................              2    10.685109             21             (9)%
   Non-tax qualified .............................            850    10.685109          9,082             (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .................................         13,903    11.473874        159,521             99%
   Non-tax qualified .............................          6,958    11.473874         79,835             99%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .................................            897    10.385200          9,316             20%
   Non-tax qualified .............................          8,208    10.385200         85,242             20%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .................................          3,220    14.960757         48,174             (4)%
   Non-tax qualified .............................          9,782    14.960757        146,346             (4)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .................................          3,864    17.437474         67,378             52%
   Non-tax qualified .............................          3,159    17.437474         55,085             52%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified .................................            595    19.584772         11,653             62%
   Non-tax qualified .............................          2,315    19.584772         45,339             62%
Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified .................................          8,591    23.373394        200,801             68%
   Non-tax qualified .............................         24,173    23.373394        565,005             68%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

The BEST OF AMERICA(R) America's Vision
Annuity(SM) contracts:
   American Century VP -
   American Century VP Balanced:
      Tax qualified ..............................      2,229,877    18.643877     41,573,553              9%
      Non-tax qualified ..........................      3,104,126    18.643877     57,872,943              9%
   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified ..............................      2,124,515    18.015046     38,273,235             62%
      Non-tax qualified ..........................      3,403,398    18.015046     61,312,372             62%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified ..............................      1,671,694    12.589315     21,045,482             16%
      Non-tax qualified ..........................      1,490,691    12.589315     18,766,779             16%
   American Century VP -
   American Century VP International:
      Tax qualified ..............................      3,535,992    25.959887     91,793,953             62%
      Non-tax qualified ..........................      5,086,548    25.959887    132,046,211             62%
   American Century VP -
   American Century VP Value:
      Tax qualified ..............................      1,129,610    12.738880     14,389,966             (2)%
      Non-tax qualified ..........................      1,432,698    12.738880     18,250,968             (2)%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified ..............................      2,307,767    33.342555     76,946,848             28%
      Non-tax qualified ..........................      3,065,919    33.342555    102,225,573             28%
   Dreyfus Stock Index Fund:
      Tax qualified ..............................     14,668,287    32.260809    473,210,805             19%
      Non-tax qualified ..........................     20,456,946    32.260809    659,957,660             19%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified ..............................      2,795,489    14.374409     40,183,502             10%
      Non-tax qualified ..........................      4,202,770    14.374409     60,412,335             10%
   Dreyfus VIF - Growth and Income Portfolio:
      Tax qualified ..............................      1,464,304    14.539855     21,290,768             15%
      Non-tax qualified ..........................      2,079,004    14.539855     30,228,417             15%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ..............................     18,744,521    23.541057    441,265,837              5%
      Non-tax qualified ..........................     26,435,673    23.541057    622,323,685              5%
   Fidelity VIP - Growth Portfolio:
      Tax qualified ..............................     16,102,523    34.539423    556,171,853             36%
      Non-tax qualified ..........................     22,795,122    34.539423    787,330,361             36%
   Fidelity VIP - High Income Portfolio:
      Tax qualified ..............................      8,271,114    15.361833    127,059,472              7%
      Non-tax qualified ..........................     13,454,975    15.361833    206,693,079              7%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified ..............................      3,667,413    21.872670     80,216,114             41%
      Non-tax qualified ..........................      5,639,452    21.872670    123,349,873             41%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified ..............................      7,152,076    18.437523    131,866,566             10%
      Non-tax qualified ..........................      9,494,041    18.437523    175,046,599             10%

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................     13,246,393    25.437333    336,952,910             23%
   Non-tax qualified .............................     18,358,303    25.437333    466,986,267             23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified .................................      3,074,953    13.803637     42,445,535              3%
   Non-tax qualified .............................      4,552,923    13.803637     62,846,896              3%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .................................        153,956     8.833418      1,359,958             28%
   Non-tax qualified .............................        387,856     8.833418      3,426,094             28%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .................................      3,732,455    27.838556    103,906,158              3%
   Non-tax qualified .............................      4,968,186    27.838556    138,307,124              3%
Nationwide SAT -
Government Bond Fund:
   Tax qualified .................................      4,980,532    12.771602     63,609,372             (4)%
   Non-tax qualified .............................      6,771,077    12.771602     86,477,501             (4)%
Nationwide SAT - Money Market Fund:
   Tax qualified .................................     19,142,838    12.331041    236,051,120              3%
   Non-tax qualified .............................     28,039,121    12.331041    345,751,551              3%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .................................        967,163    10.743114     10,390,342             26%
   Non-tax qualified .............................      1,274,231    10.743114     13,689,209             26%
Nationwide SAT - Small Company Fund:
   Tax qualified .................................      3,356,307    22.607920     75,879,120             42%
   Non-tax qualified .............................      4,099,453    22.607920     92,680,105             42%
Nationwide SAT - Total Return Fund:
   Tax qualified .................................      9,240,684    24.093443    222,639,893              5%
   Non-tax qualified .............................     11,092,594    24.093443    267,258,781              5%
Neuberger & Berman AMT -
Growth Portfolio:
   Tax qualified .................................      2,191,851    28.406340     62,262,465             48%
   Non-tax qualified .............................      3,249,330    28.406340     92,301,573             48%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .................................      1,174,502    10.512151     12,346,542             13%
   Non-tax qualified .............................      1,148,237    10.512151     12,070,441             13%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .................................      1,753,284    12.023258     21,080,186              0%
   Non-tax qualified .............................      3,083,884    12.023258     37,078,333              0%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .................................      4,926,644    24.233053    119,387,625              6%
   Non-tax qualified .............................      7,215,015    24.233053    174,841,841              6%
Oppenheimer VAF - Bond Fund:
   Tax qualified .................................      4,920,397    12.779991     62,882,629             (3)%
   Non-tax qualified .............................      7,205,678    12.779991     92,088,500             (3)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .................................      6,498,893    25.830374    167,868,837             56%
   Non-tax qualified .............................      8,973,439    25.830374    231,787,285             56%


                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                         ANNUAL
                                                       UNITS       UNIT VALUE                            RETURN*
                                                       -----       ----------                            -------

Oppenheimer VAF - Growth Fund:
   Tax qualified ..............................       2,671,309     17.799664      47,548,403              40%
   Non-tax qualified ..........................       3,228,130     17.799664      57,459,629              40%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified ..............................       3,468,280     17.948145      62,249,192              10%
   Non-tax qualified ..........................       4,370,474     17.948145      78,441,901              10%
Strong Opportunity Fund II, Inc.:
   Tax qualified ..............................       4,869,488     28.512432     138,840,945              33%
   Non-tax qualified ..........................       6,478,747     28.512432     184,724,833              33%
Strong VIF - Strong Discovery Fund II:
   Tax qualified ..............................       1,328,451     16.068225      21,345,850               4%
   Non-tax qualified ..........................       1,902,709     16.068225      30,573,156               4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified ..............................       1,261,581     16.443689      20,745,046              85%
   Non-tax qualified ..........................       1,797,088     16.443689      29,550,756              85%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified ..............................         914,353     11.830291      10,817,062              (9)%
   Non-tax qualified ..........................       1,558,403     11.830291      18,436,361              (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ..............................       2,477,889     11.265493      27,914,641              97%
   Non-tax qualified ..........................       3,263,317     11.265493      36,762,875              97%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified ..............................         716,194     10.495465       7,516,789              19%
   Non-tax qualified ..........................       1,323,974     10.495465      13,895,723              19%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified ..............................       2,198,091     14.825198      32,587,134              (5)%
   Non-tax qualified ..........................       1,432,926     14.825198      21,243,412              (5)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ..............................       3,168,692     17.499626      55,450,925              51%
   Non-tax qualified ..........................       5,861,047     17.499626     102,566,130              51%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ..............................         776,179     19.229243      14,925,335              61%
   Non-tax qualified ..........................         874,495     19.229243      16,815,877              61%
Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified ..............................       3,631,606     25.407601      92,270,396              67%
   Non-tax qualified ..........................       5,844,172     25.407601     148,486,390              67%
                                                    ===========     ===========
Reserves for annuity contracts in payout phase:
   Tax qualified ..............................                                     4,788,357
   Non-tax qualified ..........................                                    12,639,950
                                                                              ---------------
                                                                              $23,415,344,916
                                                                              ===============

* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements included
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.
                   (2)Financial statements included
                      in Part B:
                      Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide Variable Account-II:
                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                      Statements of Operations for the years ended December 31, 1999 and 1998.

                      Statements of Changes Contract Owners' Equity for the years ended December 31, 1999 and 1998.


                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.


                      Consolidated Balance Sheets as of
                      December 31, 1999 and 1998.

                      Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.


                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (4) The form of the variable annuity contract - Filed previously with the Registration Statement, and hereby incorporated by reference.


                       (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.


                        (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (7)   Not Applicable

                       (8)   Not Applicable

                       (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)   Not Applicable

                      (11)   Not Applicable

                      (12)   Not Applicable

                      (13)   Performance Advertising Calculation
                             Schedule - Filed previously with Post-
                             Effective Amendment No. 14 to the
                             Registration Statement, and hereby
                             incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          David K. Hollingsworth                         Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                   Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

         *     Subsidiaries for which separate financial statements are filed

         ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

         ****  other subsidiaries

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                        Holding Company
------------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans
------------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC
------------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.               Iowa                                         Holding Company
------------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property & casualty
                                                                                      insurance products
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
Company                                                                               casualty insurance
------------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations
------------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                      casualty insurance
------------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance
------------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company            Germany                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm
------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                California                                   Multi-line insurance company
------------------------------------------------------------------------------------------------------------------------------
Caliber Funding                          Delaware                                     A limited purpose corporation
------------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance         Texas                                        Insurance Company
Company
------------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance
------------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                      insurance
------------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                      administrative services to
                                                                                      Nationwide's direct operations
------------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation            Delaware                                     Limited purpose corporation
------------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                Iowa                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market
------------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York
------------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property & casualty brokerage services
------------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims
------------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.          Iowa                                         General printing services
------------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                Oregon                                       Insurance brokerage
------------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management
------------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                                       Holding Company
------------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.         Delaware                                     Credit research consulting
------------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility
------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                                    Insurance Company
------------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,    England                                      Insurance Company
Ltd.
------------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees
------------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services
------------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
Company                                                                               primarily to agricultural business
------------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                      arena development
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company       Ohio                                         Investment Securities Agent
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                      structured settlement business
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                                     Insurance Agency
Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         New Mexico                                   Insurance Agency
Distributors Agency, Inc. of New Mexico
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Massachusetts                                Insurance Agency
Distributors Agency, Inc. of
Massachusetts
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S. &
                                                                                      Bermuda
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities & uses proceeds to acquire
                                                                                      debentures
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities & uses proceeds to acquire
                                                                                      debentures
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                    Ohio                                         Not-for profit corporation
------------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                      Nationwide Global Holdings, Inc. & its
                                                                                      international capitalization efforts
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
Luxembourg Branch                        Luxembourg                                   insurance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                      operations
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization
------------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property & casualty
                                                                                      insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
Inc.
------------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                      underwriting manager
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                         Life Insurance Company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company      Ohio                                         Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas
------------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
Company
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty         Ohio                                         Insurance Company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody & fiduciary powers
------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group
------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                      Life and health insurance company
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      & nonprofit industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality & entertainment industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries
------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations
------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing
------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments
------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France
------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services
------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                         Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                         Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis
------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services
------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers
------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                     Holding Company
------------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART) UNLESS
                                                                       OTHERWISE
                                                                      INDICATED
------------------------------------------------------------------------------------------------------------------------------
 *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
     Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
     Account                                                       Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------
     Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART) UNLESS
                                                                       OTHERWISE
                                                                      INDICATED
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
------------------------------------------------------------------------------------------------------------------------------
     Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
------------------------------------------------------------------------------------------------------------------------------
     Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 291,038 and 95,919 respectively.


Item 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


         (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

         (b)         NATIONWIDE INVESTMENT SERVICES CORPORATION
                              DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                               Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                 Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodard                                                Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                                    Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

         (c)       NAME OF        NET UNDERWRITING       COMPENSATION ON
                  PRINCIPAL        DISCOUNTS AND           REDEMPTION OR       BROKERAGE
                 UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS            COMPENSATION
                  Nationwide            N/A                      N/A              N/A                     N/A
                  Investment
                  Services
                  Corporation


Item 30. LOCATION OF ACCOUNTS AND RECORDS
         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43215

Item 31. MANAGEMENT SERVICES
         Not Applicable

Item 32. UNDERTAKINGS
         The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP


Columbus, Ohio


April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment-33 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.


                                        NATIONWIDE VARIABLE ACCOUNT-II
                                      -----------------------------------
                                               (Registrant)

                                      NATIONWIDE LIFE INSURANCE COMPANY
                                      -----------------------------------
                                                (Depositor)


                                           By/s/STEVEN SAVINI, ESQ.
                                      -----------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.


              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                      By /s/ STEVEN SAVINI, ESQ.
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                         Steven Savini, Esq.
                                                                                          Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas